UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 4175

DREYFUS CASH MANAGEMENT
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	1/31/13

FORM N-CSR

Item 1.                        Reports to Stockholders.

Contents

The Funds
Letter to Shareholders (Taxable)	3
Letter to Shareholders (Tax-Exempt)	5
Understanding Your Fund’s Expenses	7
Comparing Your Fund’s Expenses
With Those of Other Funds	9
Statements of Investments	11
Statements of Assets and Liabilities	54
Statements of Operations	57
Statements of Changes in Net Assets	59
Financial Highlights	64
Notes to Financial Statements	75
Report of Independent Registered
Public Accounting Firm	85
Important Tax Information	86
Board Members Information	87
Officers of the Funds	88
For More Information
Back cover

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

• Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Dreyfus Cash Management Funds

The Funds

LETTER TO
SHAREHOLDERS

Dear Shareholders:

This annual report for the several Dreyfus Cash Management Funds (Taxable) covers the 12-month period ended January 31, 2013. Over the reporting period, these funds achieved the following yields and, taking into account the effects of compounding, the following effective yields:1,2

		Effective
	Yield (%)	Yield (%)
Dreyfus Cash Management
Institutional Shares	0.08	0.08
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Agency Shares	0.03	0.03
Dreyfus Government
Cash Management
Institutional Shares	0.01	0.01
Investor Shares	0.01	0.01
Administrative Shares	0.01	0.01
Participant Shares	0.01	0.01
Agency Shares	0.01	0.01
Dreyfus Government
Prime Cash Management
Institutional Shares	0.00	0.00
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Agency Shares	0.00	0.00
Dreyfus Treasury & Agency
Cash Management
Institutional Shares	0.01	0.01
Investor Shares	0.01	0.01
Administrative Shares	0.01	0.01
Participant Shares	0.01	0.01
Service Shares	0.01	0.01
Select Shares	0.01	0.01
Agency Shares	0.01	0.01
Premier Shares	0.01	0.01
Dreyfus Treasury
Prime Cash Management
Institutional Shares	0.00	0.00
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Agency Shares	0.00	0.00

Yields of money market instruments remained near zero percent throughout the reporting period as the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged despite evidence of more robust economic growth.

U.S. Economic Recovery Gained Momentum

The reporting period began in the midst of a recovery from steep market declines stemming from adverse macroeconomic developments in the United States, Europe, and China. The economy appeared to strengthen further in February 2012, when the labor market gained 233,000 jobs and the unemployment rate stood at 8.3% after several months of declines. Despite a decrease to 120,000 new jobs in March, the unemployment rate inched lower to 8.2%. However, GDP grew at only a 2.0% annualized rate over the first quarter of 2012, mainly due to cuts in government spending.

The economic expansion moderated in April. The unemployment rate fell to 8.1%, but only 77,000 jobs were added. May brought another month of subpar job creation and an uptick in the unemployment rate to 8.2%.The manufacturing sector contracted in June for the first time in three years, but U.S. housing prices climbed for the first time in seven months. For the second quarter of 2012, U.S. economic growth slowed to a disappointing 1.3% annualized rate.

The economy added 181,000 jobs in July, but the unemployment rate rose to 8.3% as more people entered the workforce.August saw improved conditions in U.S. housing markets, an 8.1% unemployment rate, and higher personal income and expenditures.The economic recovery seemed to gain traction in September with the addition of 148,000 new jobs and a sharp drop in the unemployment rate to 7.8%, its lowest level since January 2009. The manufacturing sector rebounded after three months of modest declines, and the service sector posted its 33rd consecutive month of expansion. In the housing market, sales prices reached five-year highs. The U.S. economy grew at a respectable 3.1% annualized rate during the third quarter.

The Funds	3

LETTER TO SHAREHOLDERS (continued)

The unemployment rate ticked higher in October to 7.9% as more workers joined the labor force. Manufacturing activity increased at a faster rate in October than in September, and home prices posted modest gains. In November, the unemployment rate remained steady while 146,000 new jobs were added. Home prices rose for the sixth straight month, and pending home sales reached their highest level in more than five years. However, manufacturing activity contracted slightly.

December saw the addition of 164,000 jobs to the labor force and a mild rebound in manufacturing activity. However, consumer confidence declined somewhat, and retailers reported relatively sluggish sales during the 2012 holiday season. Many analysts were surprised when the U.S. Department of Commerce estimated that U.S. GDP contracted at a 0.1% annualized rate during the fourth quarter, which was attributed mainly to reductions in federal spending, particularly on defense. Other indicators proved somewhat more encouraging, including gains in personal consumption, durable goods purchases, and housing market activity. Data released in January 2013 also portrayed a sluggish economic recovery, as the economy added 157,000 jobs, but the unemployment rate inched upwards to 7.9%.

Focusing on Quality and Liquidity

Money market yields remained near zero percent throughout the year, and yield differences along the market’s maturity spectrum stayed relatively narrow. Therefore, we maintained the fund’s weighted average maturity in a position that was roughly in line with market averages, and we continued to focus on well-established issuers that historically have demonstrated good liquidity characteristics, including banks in Australia, Canada and Japan, but relatively few in Europe.

The Fed has maintained an aggressively accommodative monetary policy, including an open-ended quantitative easing program and a stated intention to leave short-term interest rates near current levels until mid-2015. Therefore, as we have for some time, we intend to maintain the fund’s focus on quality and liquidity.

An investment in the funds is not insured or guaranteed by the FDIC or any other government agency.Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.
Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by
Dreyfus), involve credit and liquidity risks and risk of principal loss.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
[2]	Yields provided reflect the absorption of certain fund expenses by The
Dreyfus Corporation pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

LETTER TO SHAREHOLDERS

Dear Shareholder:

We are pleased to present the annual report for the several Dreyfus Cash Management Funds (Tax Exempt). For the 12-month period ended January 31, 2013, these tax-exempt money market funds achieved the following yields and effective yields:1,2

		Effective
	Yield (%)	Yield (%)
Dreyfus Municipal
Cash Management Plus
Institutional Shares	0.01	0.01
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Agency Shares	0.00	0.00
Dreyfus New York
Municipal Cash Management
Institutional Shares	0.01	0.01
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Dreyfus Tax Exempt
Cash Management
Institutional Shares	0.00	0.00
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Dreyfus California AMT-Free
Municipal Cash Management
Institutional Shares	0.06	0.06
Investor Shares	0.04	0.04
Administrative Shares	0.04	0.04
Participant Shares	0.04	0.04
Dreyfus New York AMT-Free
Municipal Cash Management
Institutional Shares	0.00	0.00
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Classic Shares	0.00	0.00

Yields of tax-exempt money market instruments stayed near historical lows throughout the reporting period, as short-term interest rates remained anchored by a federal funds rate between 0% and 0.25%.

Economic Recovery Gained Traction

Despite occasional bouts of heightened volatility, the reporting period saw a generally improving economic environment. At the start of the reporting period, economists were encouraged by U.S. employment gains and increased manufacturing activity. Although these positive influences were called into question during the spring, investors responded positively over the summer to better employment numbers and an extension of the Federal Reserve Board’s (the “Fed”) Operation Twist. Later, the Fed embarked on a third round of quantitative easing and extended its forecast for low interest rates through mid-2015.

These aggressively accommodative monetary policy actions appeared to be effective, as U.S. GDP growth climbed from an annualized rate of 1.3% for the second quarter of 2012 to 3.1% for the third quarter. Many analysts were surprised when the U.S. Department of Commerce estimated that U.S. GDP contracted at a 0.1% annualized rate during the fourth quarter, which was attributed mainly to reductions in federal spending, particularly on defense. Other economic indicators proved somewhat more encouraging, including gains in personal consumption, durable goods purchases, and housing market activity. Data released in January 2013 also portrayed a sustained, but sluggish, economic recovery.

With short-term interest rates near historical lows, demand from individual investors shifted to the municipal bond market, where yields were incrementally higher. However, any reduction in demand for shorter-term, tax-exempt money market instruments stemming from individual investors was offset by the effects of higher rates on short-term repurchase agreements, which helped to boost yields of variable rate demand notes (VRDNs). As a result, municipal money market instruments generally provided higher yields than comparable U.S. Treasury obligations,

The Funds	5

LETTER TO SHAREHOLDERS (continued)

sparking increased demand from non-traditional investors, including institutional investors. Non-traditional investors also favored municipal money market instruments due to regulatory changes affecting funds’ liquidity requirements.

Municipal credit quality continued to improve over the reporting period as most states and many local governments recovered gradually from the recession. For example, the credit rating on California’s general obligation debt received an upgrade after voters approved increases in sales and income taxes in order to shore up the state’s fiscal condition, and NewYork has continued to bolster its credit fundamentals by making the difficult decisions required to balance its budget and reform its tax code.

Focusing on Quality and Liquidity

Most tax-exempt money market funds have maintained relatively short weighted average maturities compared to historical averages. Due to narrow yield differences along the money market’s maturity spectrum, as well as ongoing regulatory uncertainty, it has made little sense for fund managers to extend weighted average maturities. The funds were no exception to these considerations, and we maintained their weighted average maturities in ranges that were consistent with industry averages.

Moreover, careful and well-researched credit selection has remained paramount. As we have for some time, we continued to favor state general obligation bonds; essential service revenue bonds backed by revenues from water, sewer and electric facilities; and certain local credits with strong financial positions and stable tax bases. We generally continued to shy away from instruments issued by localities that depend heavily on state aid.

Rates Likely to Stay Low

We are cautiously optimistic regarding U.S. economic prospects.While the Fed expects moderate economic growth and a gradually declining unemployment rate, it also has made clear that short-term interest rates are likely to remain low until the unemployment rate drops well below current levels. Consequently, we believe that the prudent course continues to be an emphasis on preservation of capital and liquidity.

An investment in the funds is not insured or guaranteed by the FDIC or any other government agency.Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.
Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by
Dreyfus), involve credit and liquidity risks and risk of principal loss.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
For the national funds, income may be subject to state and local taxes. For the NewYork and California funds, income may be subject to state and local taxes for out-of-state residents. For each non-AMT-Free fund, some income may be subject to the federal alternative minimum tax (AMT).
[2]	Yields provided reflect the absorption of certain fund expenses by The
Dreyfus Corporation pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice. Had these expenses not been absorbed, the funds’ yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from August 1, 2012 to January 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended January 31, 2013

	Institutional	Investor	Administrative	Participant	Service	Select	Agency	Premier
Dreyfus Cash
Management
Expenses paid
per $1,000†	$1.06	$1.36	$1.36	$1.36	—	—	$1.31	—
Ending value
(after expenses)	$1,000.30	$1,000.00	$1,000.00	$1,000.00	—	—	$1,000.10	—
Annualized
expense ratio (%)	.21	.27	.27	.27	—	—	.26	—
Dreyfus
Government Cash
Management
Expenses paid
per $1,000†	$.85	$.85	$.85	$.85	—	—	$.70	—
Ending value
(after expenses)	$1,000.10	$1,000.10	$1,000.10	$1,000.10	—	—	$1,000.10	—
Annualized
expense ratio (%)	.17	.17	.17	.17	—	—	.14	—
Dreyfus
Government Prime
Cash Management
Expenses paid
per $1,000†	$.65	$.65	$.65	$.65	—	—	$.65	—
Ending value
(after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	—	—	$1,000.00	—
Annualized
expense ratio (%)	.13	.13	.13	.13	—	—	.13	—
Dreyfus Treasury &
Agency Cash
Management
Expenses paid
per $1,000†	$.75	$.75	$.75	$.75	$.75	$.75	$.75	$.75
Ending value
(after expenses)	$1,000.10	$1,000.10	$1,000.10	$1,000.10	$1,000.10	$1,000.10	$1,000.10	$1,000.10
Annualized
expense ratio (%)	.15	.15	.15	.15	.15	.15	.15	.15
Dreyfus
Treasury Prime
Cash Management
Expenses paid
per $1,000†	$.50	$.50	$.50	$.50	—	—	$.35	—
Ending value
(after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	—	—	$1,000.00	—
Annualized
expense ratio (%)	.10	.10	.10	.10	—	—	.07	—

The Funds	7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited) (continued)

Expenses and Value of a $1,000 Investment (continued)
assuming actual returns for the six months ended January 31, 2013

	Institutional	Investor	Administrative	Participant	Agency	Classic
Dreyfus
Municipal Cash
Management Plus
Expenses paid
per $1,000†	$1.16	$1.21	$1.21	$1.21	$1.21	—
Ending value
(after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	—
Annualized
expense ratio (%)	.23	.24	.24	.24	.24	—
Dreyfus
New York
Municipal Cash
Management
Expenses paid
per $1,000†	$1.21	$1.21	$1.26	$1.26	—	—
Ending value
(after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	—	—
Annualized
expense ratio (%)	.24	.24	.25	.25	—	—
Dreyfus
Tax Exempt Cash
Management
Expenses paid
per $1,000†	$1.01	$1.01	$1.01	$.96	—	—
Ending value
(after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	—	—
Annualized
expense ratio (%)	.20	.20	.20	.19	—	—
Dreyfus California
AMT-Free
Municipal Cash
Management
Expenses paid
per $1,000†	$1.06	$$1.06	$1.01	$1.06	—	—
Ending value
(after expenses)	$1,000.50	$1,000.40	$1,000.40	$1,000.40	—	—
Annualized
expense ratio (%)	.21	.21	.20	.21	—	—
Dreyfus New York
AMT-Free
Municipal Cash
Management
Expenses paid
per $1,000†	$1.41	$1.41	$1.41	—	—	$1.36
Ending value
(after expenses)	$1,000.00	$1,000.00	$1,000.00	—	—	$1,000.00
Annualized
expense ratio (%)	.28	.28	.28	—	—	.27

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended January 31, 2013

	Institutional	Investor	Administrative	Participant	Service	Select	Agency	Premier
Dreyfus Cash
Management
Expenses paid
per $1,000†	$1.07	$1.37	$1.37	$1.37	—	—	$1.32	—
Ending value
(after expenses)	$1,024.08	$1,023.78	$1,023.78	$1,023.78	—	—	$1,023.83	—
Annualized
expense ratio (%)	.21	.27	.27	.27	—	—	.26	—
Dreyfus
Government Cash
Management
Expenses paid
per $1,000†	$.87	$.87	$.87	$.87	—	—	$.71	—
Ending value
(after expenses)	$1,024.28	$1,024.28	$1,024.28	$1,024.28	—	—	$1,024.43	—
Annualized
expense ratio (%)	.17	.17	.17	.17	—	—	.14	—
Dreyfus
Government Prime
Cash Management
Expenses paid
per $1,000†	$.66	$.66	$.66	.66	—	—	$.66	—
Ending value
(after expenses)	$1,024.48	$1,024.48	$1,024.48	1,024.48	—	—	$1,024.48	—
Annualized
expense ratio (%)	.13	.13	.13	.13	—	—	.13	—
Dreyfus Treasury &
Agency Cash
Management
Expenses paid
per $1,000†	$.76	$.76	$.76	$.76	$.76	$.76	$.76	$.76
Ending value
(after expenses)	$1,024.38	$1,024.38	$1,024.38	$1,024.38	$1,024.38	$1,024.38	$1,024.38	$1,024.38
Annualized
expense ratio (%)	.15	.15	.15	.15	.15	.15	.15	.15
Dreyfus
Treasury Prime
Cash Management
Expenses paid
per $1,000†	$.51	$.51	$.51	$.51	—	—	$.36	—
Ending value
(after expenses)	$1,024.63	$1,024.63	$1,024.63	$1,024.63	—	—	$1,024.78	—
Annualized
expense ratio (%)	.10	.10	.10	.10	—	—	.07	—

The Funds	9

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited) (continued)

Expenses and Value of a $1,000 Investment (continued)
assuming a hypothetical 5% annualized return for the six months ended January 31, 2013

	Institutional	Investor	Administrative	Participant	Agency	Classic
Dreyfus
Municipal Cash
Management Plus
Expenses paid
per $1,000†	$1.17	$1.22	$1.22	$1.22	$1.22	—
Ending value
(after expenses)	$1,023.98	$1,023.93	$1,023.93	$1,023.93	$1,023.93	—
Annualized
expense ratio (%)	.23	.24	.24	.24	.24	—
Dreyfus
New York
Municipal Cash
Management
Expenses paid
per $1,000†	$1.22	$1.22	$1.27	$1.27	—	—
Ending value
(after expenses)	$1,023.93	$1,023.93	$1,023.88	$1,023.88	—	—
Annualized
expense ratio (%)	.24	.24	.25	.25	—	—
Dreyfus
Tax Exempt Cash
Management
Expenses paid
per $1,000†	$1.02	$1.02	$1.02	$.97	—	—
Ending value
(after expenses)	$1,024.13	$1,024.13	$1,024.13	$1,024.18	—	—
Annualized
expense ratio (%)	.20	.20	.20	.19	—	—
Dreyfus California
AMT-Free
Municipal Cash
Management
Expenses paid
per $1,000†	$1.07	$1.07	$1.02	$1.07	—	—
Ending value
(after expenses)	$1,024.08	$1,024.08	$1,024.13	$1,024.08	—	—
Annualized
expense ratio (%)	.21	.21	.20	.21	—	—
Dreyfus New York
AMT-Free
Municipal Cash
Management
Expenses paid
per $1,000†	$1.42	$1.42	$1.42	—	—	$1.37
Ending value
(after expenses)	$1,023.73	$1,023.73	$1,023.73	—	—	$1,023.78
Annualized
expense ratio (%)	.28	.28	.28	—	—	.27

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

January 31, 2013

	Principal
Dreyfus Cash Management	Amount ($)		Value ($)

Negotiable Bank Certificates of Deposit—37.8%
Bank of Montreal (Yankee)
0.23%—0.36%, 2/15/13—3/19/13	250,000,000	[a]	250,000,000
Bank of Nova Scotia (Yankee)
0.22%—0.28%, 2/1/13	550,000,000	[a]	550,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.17%—0.23%, 2/1/13—2/7/13	650,000,000		650,000,000
Canadian Imperial Bank of Commerce (Yankee)
0.32%, 2/1/13	400,000,000	[a]	400,000,000
Chase Bank USA
0.20%, 2/20/13	100,000,000		100,000,000
Credit Suisse New York (Yankee)
0.33%, 4/2/13	595,000,000		595,000,000
Deutsche Bank AG (Yankee)
0.18%, 2/26/13	400,000,000		400,000,000
DnB Bank (Yankee)
0.24%—0.30%, 2/20/13—3/28/13	800,000,000	[b]	800,000,000
Mitsubishi UFJ Trust and Banking Corp. (Yankee)
0.25%, 4/9/13	500,000,000		500,000,000
Mizuho Corporate Bank (Yankee)
0.25%—0.27%, 3/8/13—4/16/13	1,004,000,000		1,004,000,000
National Australia Bank (Yankee)
0.48%, 2/4/13	250,000,000	[a]	250,000,000
Nordea Bank Finland (Yankee)
0.36%, 2/19/13	1,000,000,000		1,000,000,000
Norinchukin Bank (Yankee)
0.27%—0.28%, 4/4/13—4/26/13	1,045,000,000		1,045,000,000
Rabobank Nederland (Yankee)
0.21%, 2/11/13—2/19/13	60,000,000		60,003,993
Royal Bank of Canada (Yankee)
0.35%—0.52%, 2/1/13	340,000,000	[a]	340,000,000
Skandinaviska Enskilda Banken (Yankee)
0.35%, 2/5/13	250,000,000	[a,b]	250,000,000
Sumitomo Mitsui Trust Bank (Yankee)
0.26%—0.27%, 2/20/13—3/5/13	550,000,000	[b]	550,000,000
Svenska Handelsbanken (Yankee)
0.23%—0.30%, 3/25/13—5/28/13	700,000,000	[b]	700,003,605
Toronto Dominion Bank (Yankee)
0.24%—0.28%, 3/25/13—6/19/13	1,150,000,000		1,150,000,000
Total Negotiable Bank Certificates of Deposit
(cost $10,594,007,598)			10,594,007,598

Commercial Paper—24.7%
ANZ International Ltd.
0.35%, 5/1/13	100,000,000	[a,b]	100,000,000
ASB Finance Ltd.
0.40%—0.47%, 2/11/13—2/27/13	175,000,000	[a,b]	175,000,000
Commonwealth Bank of Australia
0.36%, 2/15/13	350,000,000	[a,b]	350,000,000

The Funds	11

STATEMENT OF INVESTMENTS (continued)

	Principal
Dreyfus Cash Management (continued)	Amount ($)		Value ($)

Commercial Paper (continued)
Credit Suisse New York
0.30%, 7/5/13	250,000,000		249,679,167
Deutsche Bank Financial LLC
0.16%, 2/1/13	300,000,000		300,000,000
General Electric Capital Corp.
0.25%—0.27%, 3/26/13—7/12/13	650,000,000		649,491,944
General Electric Co.
0.11%, 2/1/13	250,000,000		250,000,000
HSBC Bank PLC
0.41%—0.43%, 2/19/13—3/19/13	600,000,000	[a,b]	600,000,000
Mizuho Funding LLC
0.23%, 3/20/13	16,518,000	[b]	16,513,040
National Australia Bank
0.31%, 2/11/13	500,000,000	[a]	500,000,000
NRW Bank
0.20%, 3/18/13	500,000,000	[b]	499,875,000
Rabobank USA Financial Corp.
0.26%, 7/31/13	300,000,000		299,610,000
Sumitomo Mitsui Banking Corp.
0.25%, 2/5/13	1,000,000,000	[b]	999,972,222
Toyota Motor Credit Corp.
0.27%—0.35%, 2/22/13—3/27/13	745,000,000		744,761,603
Westpac Banking Corp.
0.33%—0.56%, 2/1/13	1,200,000,000	[a,b]	1,200,000,000
Total Commercial Paper
(cost $6,934,902,976)			6,934,902,976
Asset-Backed Commercial Paper—5.8%
Alpine Securitization Corp.
0.35%, 3/18/13	225,415,000	[b]	225,316,381
Atlantis One Funding Corp.
0.12%—0.21%, 2/1/13—3/18/13	875,000,000	[b]	874,886,542
Bedford Row Funding
0.21%—0.32%, 4/22/13—7/15/13	158,000,000	[b]	157,827,156
Collateralized Commercial Paper II Co., LLC
0.28%, 4/16/13	150,000,000	[b]	149,913,667
Collateralized Commercial Paper Program Co., LLC
0.40%, 7/10/13	200,000,000		199,646,667
Metlife Short Term Funding LLC
0.21%, 3/27/13	10,000,000	[b]	9,996,850
Total Asset-Backed Commercial Paper
(cost $1,617,587,263)			1,617,587,263

Time Deposits—17.9%
Commonwealth Bank of Australia (Grand Cayman)
0.14%, 2/1/13	200,000,000		200,000,000

	Principal
Dreyfus Cash Management (continued)	Amount ($)		Value ($)

Time Deposits (continued)
DnB Bank (Grand Cayman)
0.15%, 2/1/13	500,000,000		500,000,000
Lloyds TSB Bank (London)
0.12%, 2/1/13	1,000,000,000		1,000,000,000
Royal Bank of Canada (Toronto)
0.13%, 2/1/13	700,000,000		700,000,000
Skandinaviska Enskilda Banken (Grand Cayman)
0.16%, 2/1/13	1,000,000,000		1,000,000,000
Swedbank (Grand Cayman)
0.16%, 2/1/13	1,100,000,000		1,100,000,000
U.S. Bank NA (Grand Cayman)
0.15%, 2/1/13	520,000,000		520,000,000
Total Time Deposits
(cost $5,020,000,000)			5,020,000,000

U.S. Government Agencies—1.4%
Federal Farm Credit Bank
0.24%, 11/18/13	150,000,000	[a]	149,987,961
Federal National Mortgage Association
0.16%, 6/26/13	237,922,000	[c]	239,190,353
Total U.S. Government Agencies
(cost $389,178,314)			389,178,314

U.S. Treasury Notes—2.8%
0.19%—0.22%, 4/15/13—5/15/13
(cost $783,608,818)	780,500,000		783,608,818

Repurchase Agreements—10.0%
ABN AMRO Bank N.V.
0.12%, dated 1/31/13, due 2/1/13 in the amount of $1,295,004,317
(fully collateralized by $1,308,554,400 U.S. Treasury Notes, 0.25%-2%,
due 11/15/13-4/30/16, value $1,320,900,081)	1,295,000,000		1,295,000,000
Credit Suisse Securities LLC
0.13%, dated 1/31/13, due 2/1/13 in the amount of $120,000,433
(fully collateralized by $313,700,000 U.S. Treasury Strips,
due 2/15/13-11/15/42, value $122,401,926)	120,000,000		120,000,000
HSBC USA Inc.
0.13%, dated 1/31/13, due 2/1/13 in the amount of $600,002,167
(fully collateralized by $65,445,900 U.S. Treasury Bonds, 4.50%, due 2/15/36, value $83,865,370 and $528,680,000 U.S. Treasury Notes,
0.25%-0.88%, due 8/15/15-1/31/18, value $528,136,588)	600,000,000		600,000,000
RBC Capital Markets
0.14%, dated 1/31/13, due 2/1/13 in the amount of
$450,001,750 (fully collateralized by $722,053,821
Government National Mortgage Association, 4%-6%,
due 3/15/39-10/20/41, value $459,000,000)	450,000,000		450,000,000

The Funds	13

STATEMENT OF INVESTMENTS (continued)

	Principal
Dreyfus Cash Management (continued)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Royal Bank of Scotland
0.12%, dated 1/31/13, due 2/1/13 in the amount of $100,000,333
(fully collateralized by $97,980,000 U.S. Treasury Notes, 2.63%-2.75%,
due 10/31/13-12/31/14, value $102,002,229)	100,000,000	100,000,000
TD Securities (USA) LLC
0.11%, dated 1/31/13, due 2/1/13 in the amount of $250,000,764
(fully collateralized by $242,750,600 U.S. Treasury Notes, 2.13%-2.63%,
due 12/31/14-12/31/15, value $255,000,006)	250,000,000	250,000,000
Total Repurchase Agreements
(cost $2,815,000,000)		2,815,000,000

Total Investments (cost $28,154,284,969)	100.4%	28,154,284,969
Liabilities, Less Cash and Receivables	(.4%)	(101,628,589)
Net Assets	100.0%	28,052,656,380

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At January 31, 2013, these securities amounted to $7,659,304,463 or 27.3% of net assets.
c The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the
conservator.As such, the FHFA oversees the continuing affairs of these companies.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	74.5	U.S. Government/Agencies	4.2
Repurchase Agreements	10.0	Asset-Backed/Insurance	.1
Finance	5.9
Asset-Backed/Banking	5.7		100.4

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

January 31, 2013

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management	Purchase (%)	Amount ($)		Value ($)

U.S. Government Agencies—49.3%
Federal Farm Credit Bank
1/23/14	0.25	200,000,000	[a]	199,980,546
Federal Home Loan Bank:
2/1/13	0.17	50,000,000	[a]	50,020,604
2/1/13	0.17	72,175,000	[a]	72,191,562
2/1/13	0.18	100,000,000	[a]	99,988,810
2/1/13	0.25	669,000,000	[a]	668,744,781
2/6/13	0.21	200,000,000		199,998,371
2/7/13	0.02	300,000,000		299,999,000
2/8/13	0.19	119,500,000		119,499,473
2/8/13	0.21	30,500,000		30,499,767
3/1/13	0.19	111,350,000		111,350,696
3/8/13	0.11	58,400,000		58,393,754
3/13/13	0.11	482,600,000		482,538,890
3/15/13	0.11	250,000,000		249,967,187
3/27/13	0.16	58,000,000		57,986,515
4/3/13	0.16	32,000,000		31,991,596
4/17/13	0.17	119,720,000		119,677,599
4/19/13	0.17	55,600,000		55,579,783
4/24/13	0.17	250,000,000		249,903,194
4/25/13	0.07	144,000,000	[a]	144,000,000
5/3/13	0.21	10,000,000		9,997,939
5/8/13	0.16	100,000,000		99,958,667
5/8/13	0.23	250,000,000		250,000,000
5/14/13	0.18	64,010,000		64,040,059
5/16/13	0.21	20,000,000		20,005,824
5/17/13	0.16	101,000,000		100,954,340
5/21/13	0.21	41,940,000		41,944,047
5/21/13	0.21	65,000,000		65,004,414
5/21/13	0.25	250,000,000		249,984,493
5/22/13	0.16	178,000,000		177,915,560
5/24/13	0.16	50,000,000		49,975,889
5/24/13	0.21	27,700,000		27,699,396
5/29/13	0.16	145,000,000		144,924,600
7/12/13	0.12	200,000,000		199,892,667
7/19/13	0.17	15,125,000		15,130,480
7/24/13	0.11	100,000,000		99,947,139
9/27/13	0.16	212,000,000		211,984,387

The Funds	15

STATEMENT OF INVESTMENTS (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management (continued)	Purchase (%)	Amount ($)		Value ($)

U.S. Government Agencies (continued)
Federal Home Loan Mortgage Corp.:
2/25/13	0.16	142,858,000	[b]	142,843,238
2/28/13	0.14	251,000,000	[b]	250,973,645
3/19/13	0.15	250,000,000	[b]	249,952,083
3/21/13	0.11	200,000,000	[b]	199,970,667
3/28/13	0.12	15,129,000	[b]	15,143,550
4/1/13	0.16	100,000,000	[b]	99,974,597
4/2/13	0.15	500,000,000	[b]	499,875,000
4/15/13	0.20	200,000,000	[b]	200,568,721
6/18/13	0.17	200,000,000	[b]	199,870,611
9/27/13	0.25	51,658,000	[b]	52,996,217
11/27/13	0.16	100,000,000	[b]	100,173,928
Federal National Mortgage Association:
2/27/13	0.16	300,000,000	[b]	299,966,417
3/20/13	0.16	48,379,000	[b]	48,368,894
4/3/13	0.16	99,750,000	[b]	99,723,802
4/17/13	0.17	45,000,000	[b]	44,984,062
5/29/13	0.16	192,000,000	[b]	191,901,980
6/24/13	0.10	200,000,000	[b]	199,920,556
8/20/13	0.17	18,587,000	[b]	18,694,875
9/30/13	0.15	7,100,000	[b]	7,145,449
Total U.S. Government Agencies
(cost $8,054,720,321)				8,054,720,321

U.S. Treasury Bills—3.1%
8/1/13
(cost $499,736,042)	0.11	500,000,000		499,736,042

U.S. Treasury Notes—18.2%
2/15/13	0.19	200,000,000		200,089,882
3/15/13	0.14	359,000,000		359,511,765
4/1/13	0.18	800,000,000		802,991,766
4/15/13	0.17	810,000,000		812,562,806
5/15/13	0.22	95,000,000		95,311,259
6/17/13	0.21	300,000,000		301,025,972
7/1/13	0.21	100,000,000		101,301,126

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Notes (continued)
10/31/13	0.18	250,000,000	254,815,322
11/15/13	0.16	50,000,000	50,134,496
Total U.S. Treasury Notes
(cost $2,977,744,394)			2,977,744,394

Repurchase Agreements—29.3%
ABN AMRO Bank N.V.
dated 1/31/13, due 2/1/13 in the amount of
$499,001,663 (fully collateralized by $299,191,900
U.S. Treasury Bills, due 6/6/13, value $299,097,056
and $199,103,000 U.S. Treasury Notes, 2%, due
4/30/16, value $209,883,009)	0.12	499,000,000	499,000,000
Bank of Nova Scotia
dated 1/31/13, due 2/1/13 in the amount of
$530,001,914 (fully collateralized by $79,960,000
Federal Farm Credit Bank, 0.15%-5.88%, due
2/1/13-12/7/28, value $82,450,940, $172,450,000
Federal Home Loan Bank, 0.17%-6.63%, due
2/1/13-7/15/36, value $180,899,872, $205,906,000
Federal Home Loan Mortgage Corp., 0.30%-6.75%, due
3/28/13-1/14/37, value $219,015,769 and $55,184,000
Federal National Mortgage Association, 0.38%-6.25%,
due 8/28/14-4/18/36, value $58,237,950)	0.13	530,000,000	530,000,000
Credit Agricole CIB
dated 1/31/13, due 2/1/13 in the amount of
$545,002,119 (fully collateralized by $430,122,700
U.S. Treasury Inflation Protected Securities, 2%, due
1/15/14, value $555,900,104)	0.14	545,000,000	545,000,000
Credit Suisse Securities LLC
dated 1/31/13, due 2/1/13 in the amount of
$475,001,715 (fully collateralized by $792,948,437
U.S. Treasury Strips, due 2/15/15-8/15/40,
value $484,502,061)	0.13	475,000,000	475,000,000
HSBC USA Inc.
dated 1/31/13, due 2/1/13 in the amount of
$100,000,333 (fully collateralized by $101,875,000
U.S. Treasury Notes, 1.38%, due 1/31/20, value $102,002,347)	0.12	100,000,000	100,000,000

The Funds	17

STATEMENT OF INVESTMENTS (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
HSBC USA Inc.
dated 1/31/13, due 2/1/13 in the amount of
$175,000,632 (fully collateralized by $182,445,000
U.S. Treasury Notes, 1.63%, due 8/15/22,
value $178,504,665)	0.13	175,000,000	175,000,000
JPMorgan Chase & Co.
dated 1/31/13, due 2/1/13 in the amount of
$650,003,069 (fully collateralized by $2,190,323,757
Federal National Mortgage Association, 0.50%-7.80%,
due 11/25/32-5/25/40, value $99,034,357 and
$2,351,580,432 Government National Mortgage
Association, 0.01%-11.79%, due 6/20/33-12/20/42,
value $563,965,752)	0.17	650,000,000	650,000,000
Merrill Lynch & Co. Inc.
dated 1/31/13, due 2/1/13 in the amount of $155,000,560,
(fully collateralized by $152,195,800 U.S. Treasury
Notes, 1.88%, due 6/30/15, value $158,100,033)	0.13	155,000,000	155,000,000
RBC Capital Markets
dated 1/31/13, due 2/1/13 in the amount of
$60,000,183 (fully collateralized by $59,219,900 U.S.
Treasury Notes, 1.50%, due 7/31/16, value $61,200,095)	0.11	60,000,000	60,000,000
RBC Capital Markets
dated 1/31/13, due 2/1/13 in the amount of
$550,001,833 (fully collateralized by $222,105,000
Federal Home Loan Bank, 0.28%-2.38%, due 8/9/13-1/28/28,
value $221,935,936 and $297,999,000 Federal National
Mortgage Association, 0.50%-5%, due 2/5/13-7/16/32,
value $339,065,453)	0.12	550,000,000	550,000,000
RBS Securities, Inc.
dated 1/31/13, due 2/1/13 in the amount of
$300,001,000 (fully collateralized by $307,495,000
U.S. Treasury Notes, 0.63%, due 8/31/17, value
$306,001,074)	0.12	300,000,000	300,000,000
SG Americas Securities, LLC
dated 1/31/13, due 2/1/13 in the amount of
$200,000,833 (fully collateralized by $204,109,900
U.S. Treasury Bills, due 7/25/13, value $204,000,089)	0.15	200,000,000	200,000,000

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Societe Generale
dated 1/31/13, due 2/1/13 in the amount of
$250,001,111 (fully collateralized by $193,274,000
Federal Home Loan Mortgage Corp., 1.10%, due 10/3/17,
value $193,443,222 and $72,260,000 Resolution Funding
Corp., 0%, due 1/15/21, value $61,557,572)	0.16	250,000,000	250,000,000
TD Securities (USA) LLC
dated 1/31/13, due 2/1/13 in the amount of
$300,000,917 (fully collateralized by $292,194,500
U.S. Treasury Notes, 2.63%, due 12/31/14,
value $306,000,085)	0.11	300,000,000	300,000,000
Total Repurchase Agreements
(cost $4,789,000,000)			4,789,000,000

Total Investments (cost $16,321,200,757)		99.9%	16,321,200,757

Cash and Receivables (Net)		.1%	18,024,449

Net Assets		100.0%	16,339,225,206

a Variable rate security—interest rate subject to periodic change.
b The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the
conservator.As such, the FHFA oversees the continuing affairs of these companies.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Federal Home Loan Bank	30.2	Federal National Mortgage Association	5.6
Repurchase Agreements	29.3	U.S. Treasury Bills	3.1
U.S. Treasury Notes	18.2	Federal Farm Credit Bank	1.2
Federal Home Loan Mortgage Corp.	12.3		99.9

† Based on net assets.
See notes to financial statements.

The Funds	19

STATEMENT OF INVESTMENTS

January 31, 2013

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Prime Cash Management	Purchase (%)	Amount ($)		Value ($)

U.S. Government Agencies—73.3%
Federal Farm Credit Bank:
2/1/13	0.12	100,000,000	[a]	99,998,229
2/12/13	0.09	100,000,000		99,997,250
2/19/13	0.07	24,000,000		23,999,160
3/7/13	0.07	75,000,000		74,995,042
3/13/13	0.19	20,000,000		20,000,169
3/28/13	0.09	100,000,000		99,986,250
4/10/13	0.08	25,000,000		24,996,222
4/15/13	0.20	95,000,000	[a]	95,009,553
7/10/13	0.13	150,000,000		149,913,875
8/26/13	0.12	25,000,000		24,982,833
1/23/14	0.25	75,000,000	[a]	74,992,705
Federal Home Loan Bank:
2/1/13	0.18	150,000,000	[a]	149,983,214
2/6/13	0.12	717,725,000		717,712,963
2/20/13	0.03	255,000,000		254,995,303
2/27/13	0.10	798,630,000		798,570,901
3/6/13	0.13	85,000,000		84,990,260
3/8/13	0.08	60,000,000		59,995,450
3/13/13	0.08	100,000,000		99,991,667
3/27/13	0.15	100,000,000		99,977,200
4/1/13	0.10	40,000,000		39,993,444
4/12/13	0.09	65,215,000		65,203,079
4/17/13	0.10	97,510,000		97,489,685
4/26/13	0.07	150,000,000		149,975,500
5/17/13	0.09	55,000,000		54,985,563
Tennessee Valley Authority:
2/7/13	0.12	50,000,000		49,999,000
3/15/13	0.29	11,058,000		11,131,875
Total U.S. Government Agencies
(cost $3,523,866,392)				3,523,866,392

U.S. Treasury Bills—18.4%
2/7/13	0.01	5,000,000		4,999,992
2/14/13	0.09	136,000,000		135,995,826
2/28/13	0.07	96,000,000		95,994,960
3/7/13	0.03	16,000,000		15,999,547
3/28/13	0.07	171,000,000		170,982,270
4/11/13	0.07	160,000,000		159,978,533
5/16/13	0.14	100,000,000		99,961,000
6/27/13	0.12	200,000,000		199,902,667
Total U.S. Treasury Bills
(cost $883,814,795)				883,814,795

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Prime Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Notes—8.3%
2/28/13	0.04	50,000,000	50,101,216
4/1/13	0.14	150,000,000	150,148,159
4/30/13	0.15	75,000,000	75,086,238
4/30/13	0.16	21,000,000	21,150,987
6/17/13	0.19	100,000,000	100,348,760
Total U.S. Treasury Notes
(cost $396,835,360)			396,835,360
Total Investments (cost $4,804,516,547)		100.0%	4,804,516,547
Cash and Receivables (Net)		.0%	1,753,712
Net Assets		100.0%	4,806,270,259

a	Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Federal Home Loan Bank	55.6	U.S. Treasury Notes	8.3
U.S. Treasury Bills	18.4	Tennessee Valley Authority	1.3
Federal Farm Credit Bank	16.4		100.0

† Based on net assets.
See notes to financial statements.

The Funds	21

STATEMENT OF INVESTMENTS

January 31, 2013

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury & Agency Cash Management	Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Bills—22.3%
2/28/13	0.07	1,200,000,000	1,199,938,500
3/14/13	0.03	130,000,000	129,996,299
3/28/13	0.14	850,000,000	849,823,542
5/2/13	0.07	500,000,000	499,918,750
5/30/13	0.13	500,000,000	499,786,944
7/5/13	0.12	350,000,000	349,817,660
7/25/13	0.10	300,000,000	299,855,000
8/1/13	0.11	200,000,000	199,894,417
Total U.S. Treasury Bills
(cost $4,029,031,112)			4,029,031,112

U.S. Treasury Notes—29.4%
2/15/13	0.14	90,000,000	90,127,506
2/15/13	0.17	791,000,000	791,359,238
2/28/13	0.05	300,000,000	300,127,583
3/15/13	0.15	90,000,000	90,128,258
4/1/13	0.17	190,000,000	190,177,955
4/1/13	0.21	200,000,000	200,739,442
4/15/13	0.14	580,000,000	581,872,827
4/30/13	0.20	310,000,000	310,319,661
5/31/13	0.19	250,000,000	250,252,273
5/31/13	0.22	281,500,000	284,508,616
6/17/13	0.20	830,000,000	832,869,619
9/3/13	0.20	200,000,000	203,443,865
9/30/13	0.17	315,000,000	321,102,763
10/31/13	0.18	150,000,000	152,886,583
11/15/13	0.19	250,000,000	258,019,798
12/2/13	0.16	150,000,000	150,110,165
12/2/13	0.18	200,000,000	203,032,233
12/31/13	0.18	105,000,000	106,267,701
Total U.S. Treasury Notes
(cost $5,317,346,086)			5,317,346,086

Repurchase Agreements—48.2%
ABN AMRO Bank N.V.
dated 1/31/13, due 2/1/13 in the amount of $1,831,006,103
(fully collateralized by $843,808,100 U.S. Treasury Bills,
due 6/6/13-7/25/13, value $843,434,533 and $1,018,233,600
U.S. Treasury Notes, 0.25%-1%, due 1/31/15-9/30/17,
value $1,024,185,486)	0.12	1,831,000,000	1,831,000,000

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury & Agency Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Bank of Nova Scotia
dated 1/31/13, due 2/1/13 in the amount of $900,003,000
(fully collateralized by $133,000 U.S. Treasury Inflation Protected
Securities, 1.88%, due 7/15/13, value $170,628 and $899,160,200
U.S. Treasury Notes, 0.38%-2.38%, due 9/30/14-11/15/14,
value $917,832,443)	0.12	900,000,000	900,000,000
Citigroup Global Markets Holdings Inc.
dated 1/31/13, due 2/1/13 in the amount of $185,000,617 (fully collateralized by $182,373,465 U.S. Treasury Notes, 1.75%,
due 7/31/15, value $188,700,001)	0.12	185,000,000	185,000,000
Credit Agricole CIB
dated 1/31/13, due 2/1/13 in the amount of $880,003,178 (fully collateralized by $48,753,000 U.S. Treasury Bonds, 11.25%,
due 2/15/15, value $62,119,337 and $818,352,600 U.S. Treasury
Notes, 0.25%-2.75%, due 9/30/14-2/28/18, value $835,480,718)	0.13	880,000,000	880,000,000
Credit Suisse Securities LLC
dated 1/31/13, due 2/1/13 in the amount of $500,001,944
(fully collateralized by $33,777,333 Government National Mortgage
Association, 2.50%-3.50%, due 1/20/43-11/15/50, value $33,638,727 and $476,479,100 U.S. Treasury Bills, due 4/25/13-7/11/13,
value $476,364,294)	0.14	500,000,000	500,000,000
Deutsche Bank Securities Inc.
dated 1/31/13, due 2/1/13 in the amount of $200,000,833
(fully collateralized by $813,918,328 Government National Mortgage
Association, 3%-9.50%, due 5/15/17-1/20/43, value $102,012,233 and $102,207,600 U.S. Treasury Notes, 1.38%, due 1/31/20,
value $102,000,016)	0.15	200,000,000	200,000,000
Goldman, Sachs & Co.
dated 1/31/13, due 2/1/13 in the amount of $260,000,506
(fully collateralized by $246,046,655 U.S. Treasury Inflation
Protected Securities, 0.13%, due 7/15/22, value $265,200,001)	0.07	260,000,000	260,000,000
HSBC USA Inc.
dated 1/31/13, due 2/1/13 in the amount of $585,001,950 (fully collateralized by $419,529,500 U.S. Treasury Bonds, 3.13%-6.38%,
due 8/15/27-11/15/41, value $458,134,232 and $138,786,000
U.S. Treasury Notes, 0.25%, due 8/15/15, value $138,566,445)	0.12	585,000,000	585,000,000
Merrill Lynch & Co. Inc.
dated 1/31/13, due 2/1/13 in the amount of $120,000,467 (fully collateralized by $437,982,953 Government National Mortgage Association,
1.75%-7.50%, due 7/15/14-5/15/52, value $122,400,000)	0.14	120,000,000	120,000,000
RBC Capital Markets
dated 1/31/13, due 2/1/13 in the amount of $1,015,003,101 (fully collateralized by $182,232,800 U.S. Treasury Bills, due 6/6/13-7/25/13,
value $182,179,483 and $836,987,200 U.S. Treasury Notes, 0.13%-3.50%,
due 5/31/13-5/15/21, value $853,120,580)	0.11	1,015,000,000	1,015,000,000

The Funds	23

STATEMENT OF INVESTMENTS (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury & Agency Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
RBS Securities, Inc.
dated 1/31/13, due 2/1/13 in the amount of $149,000,497 (fully collateralized by $148,390,000 U.S. Treasury Notes, 1.50%,
due 3/31/19, value $151,982,324)	0.12	149,000,000	149,000,000
Royal Bank of Scotland
dated 1/31/13, due 2/1/13 in the amount of $151,000,503 (fully collateralized by $145,505,000 U.S. Treasury Notes, 1.38%-4%,
due 2/15/15-8/15/20, value $154,020,363)	0.12	151,000,000	151,000,000
SG Americas Securities, LLC
dated 1/31/13, due 2/1/13 in the amount of $1,100,004,583 (fully collateralized by $40,194,800 U.S. Treasury Bills, due 2/7/13-12/12/13,
value $40,185,730, $202,484,900 U.S. Treasury Bonds, 3.13%-11.25%,
due 2/15/15-2/15/42, value $274,547,286, $9,500,000 U.S. Treasury
Inflation Protected Securities, 0.13%-0.63%, due 4/15/16-7/15/21,
value $10,365,923, $756,838,400 U.S. Treasury Notes, 0.13%-5.13%,
due 2/15/13-5/15/22, value $794,169,520 and $4,198,000
U.S. Treasury Strips, due 5/15/22-11/15/41, value $2,731,562)	0.15	1,100,000,000	1,100,000,000
Societe Generale
dated 1/31/13, due 2/1/13 in the amount of $600,002,667 (fully collateralized by $1,115,603,247 Government National Mortgage
Association, 1.95%-8%, due 3/20/16-1/15/54, value $612,000,001)	0.16	600,000,000	600,000,000
TD Securities (USA) LLC
dated 1/31/13, due 2/1/13 in the amount of $220,000,672 (fully collateralized by $213,471,400 U.S. Treasury Notes, 2.13%,
due 12/31/15, value $224,400,015)	0.11	220,000,000	220,000,000
Total Repurchase Agreements
(cost $8,696,000,000)			8,696,000,000

Total Investments (cost $18,042,377,198)		99.9%	18,042,377,198

Cash and Receivables (Net)		.1%	25,000,613

Net Assets		100.0%	18,067,377,811

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Repurchase Agreements	48.2	U.S. Treasury Bills	22.3
U.S. Treasury Notes	29.4		99.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

January 31, 2013

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury Prime Cash Management	Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Bills—81.7%
2/7/13	0.06	2,277,775,000	2,277,751,330
2/14/13	0.09	3,542,000,000	3,541,881,393
2/21/13	0.07	2,395,000,000	2,394,901,489
2/28/13	0.08	2,207,000,000	2,206,871,109
3/7/13	0.08	1,011,000,000	1,010,919,146
3/14/13	0.07	1,901,870,000	1,901,721,372
3/21/13	0.06	640,000,000	639,949,040
3/28/13	0.08	1,485,000,000	1,484,823,924
4/4/13	0.08	1,975,000,000	1,974,722,292
4/11/13	0.07	2,150,000,000	2,149,706,509
4/18/13	0.08	1,000,000,000	999,841,667
4/25/13	0.09	1,417,440,000	1,417,149,106
5/2/13	0.07	1,780,000,000	1,779,709,000
5/9/13	0.07	120,000,000	119,976,558
5/16/13	0.08	150,000,000	149,967,500
5/23/13	0.12	1,105,000,000	1,104,591,844
5/30/13	0.08	286,000,000	285,929,692
6/6/13	0.08	110,000,000	109,967,882
6/27/13	0.10	30,000,000	29,988,442
7/5/13	0.12	975,000,000	974,501,639
7/25/13	0.10	500,000,000	499,770,417
Total U.S. Treasury Bills
(cost $27,054,641,351)			27,054,641,351

U.S. Treasury Notes—18.2%
2/15/13	0.12	300,000,000	300,142,841
2/28/13	0.08	1,165,000,000	1,167,321,189
2/28/13	0.09	1,064,000,000	1,064,423,301
3/15/13	0.07	65,000,000	65,098,732
4/1/13	0.13	730,000,000	730,724,578
4/1/13	0.15	291,000,000	292,102,886

The Funds	25

STATEMENT OF INVESTMENTS (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury Prime Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Notes (continued)
4/15/13	0.07	193,000,000	193,648,816
4/30/13	0.11	578,500,000	579,216,783
5/15/13	0.08	275,000,000	276,016,102
5/15/13	0.08	250,000,000	252,522,910
5/31/13	0.07	150,000,000	150,210,405
6/17/13	0.12	300,000,000	301,110,795
7/1/13	0.10	150,000,000	150,169,035
7/31/13	0.12	6,000,000	6,097,085
8/15/13	0.09	325,000,000	332,150,463
9/3/13	0.15	150,000,000	149,979,359
Total U.S. Treasury Notes
(cost $6,010,935,280)			6,010,935,280
Total Investments (cost $33,065,576,631)		99.9%	33,065,576,631
Cash and Receivables (Net)		.1%	31,884,604
Net Assets		100.0%	33,097,461,235

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
U.S. Treasury Bills	81.7	U.S. Treasury Notes	18.2
			99.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

January 31, 2013

	Coupon	Maturity	Principal
Dreyfus Municipal Cash Management Plus	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments—99.6%
Alabama—.6%
Columbia Industrial Development Board, PCR,
Refunding (Alabama Power Company Project)	0.11	2/1/13	4,500,000	[a]	4,500,000
Arizona—.1%
Maricopa County Industrial Development Authority,
MFHR (San Clemente Apartments Project)
(Liquidity Facility; FNMA and LOC; FNMA)	0.13	2/7/13	1,010,000	[a]	1,010,000
California—4.2%
California Pollution Control Financing Authority, SWDR
(Rainbow Disposal Company Inc. Project) (LOC; Comerica Bank)	0.16	2/7/13	15,815,000	[a]	15,815,000
California Statewide Communities Development
Authority, Revenue (Kaiser Permanente)	0.09	2/7/13	13,500,000	[a]	13,500,000
California Statewide Communities Development
Authority, Revenue, CP (Kaiser Permanente)	0.15	5/1/13	4,000,000		4,000,000
Colorado—5.4%
Colorado Housing and Finance Authority, EDR
(Popiel Properties, LLC Project) (LOC; Wells Fargo Bank)	0.25	2/7/13	2,345,000	[a]	2,345,000
Colorado Housing and Finance Authority, EDR
(Wanco, Inc. Project) (LOC; U.S. Bank NA)	0.25	2/7/13	2,035,000	[a]	2,035,000
Colorado Housing and Finance Authority, SFMR
(Liquidity Facility; Royal Bank of Canada)	0.12	2/7/13	13,500,000	[a]	13,500,000
Deutsche Bank Spears/Lifers Trust (Series DBE-1129X)
(City and County of Denver, Airport System Revenue) (Liquidity
Facility; Deutsche Bank AG and LOC; Deutsche Bank AG)	0.17	2/7/13	9,500,000 [a,b,c]		9,500,000
RBC Municipal Products Inc. Trust (Series E-25) (Denver City and
County, Aviation Airport System Revenue) (Liquidity Facility;
Royal Bank of Canada and LOC; Royal Bank of Canada)	0.13	2/7/13	15,000,000 [a,b,c]		15,000,000
District of Columbia—2.3%
Wells Fargo Stage Trust (Series 106C) (Anacostia Waterfront
Corporation, PILOT Revenue (Waterfront Project)) (Liquidity
Facility; Wells Fargo Bank and LOC; Wells Fargo Bank)	0.10	2/7/13	18,000,000 [a,b,c]		18,000,000
Florida—3.3%
Branch Banking and Trust Co. Municipal Trust (Series 2057)
(Miami-Dade County, Aviation Revenue (Miami International
Airport)) (Liquidity Facility; Branch Banking and Trust Co.
and LOC; Branch Banking and Trust Co.)	0.12	2/7/13	10,075,000 [a,b,c]		10,075,000
Broward County Housing Finance Authority, MFHR
(Cypress Grove Apartments Project) (LOC; FNMA)	0.15	2/7/13	13,230,000	[a]	13,230,000
Sunshine State Government Financing Commission,
Revenue, CP (Liquidity Facility; JPMorgan Chase Bank)	0.19	6/7/13	3,000,000		3,000,000
Illinois—2.1%
Deutsche Bank Spears/Lifers Trust (Series DB-483)
(Northern Illinois Municipal Power Agency, Power Project
Revenue (Prairie State Project)) (Liquidity Facility;
Deutsche Bank AG and LOC; Deutsche Bank AG)	0.11	2/7/13	16,965,000 [a,b,c]		16,965,000

The Funds	27

STATEMENT OF INVESTMENTS (continued)

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Indiana—2.1%
Fort Wayne, EDR (Park Center Project) (LOC; PNC Bank NA)	0.13	2/7/13	1,800,000	[a]	1,800,000
Indiana Finance Authority, EDR (JRL Leasing, Inc. and
LaSarre Co., LLC Project) (LOC; PNC Bank NA)	0.20	2/7/13	2,800,000	[a]	2,800,000
Indiana Finance Authority, IDR (Midwest Fertilizer Corporation Project)	0.20	7/1/13	12,000,000		12,000,000
Iowa—1.3%
Iowa Finance Authority, Midwestern Disaster Area
Revenue (Iowa Fertilizer Company Project)	0.18	4/12/13	10,000,000		10,000,000
Kansas—1.2%
Kansas Development Finance Authority, MFHR
(Tree House Apartments) (LOC; U.S. Bank NA)	0.12	2/7/13	8,105,000	[a]	8,105,000
Kansas Development Finance Authority, Revenue
(Kansas Department of Commerce Impact Program)	3.00	6/1/13	1,100,000		1,109,739
Kentucky—.3%
Kentucky Rural Water Finance Corporation,
Public Projects Construction Notes	1.00	10/1/13	2,500,000		2,511,247
Louisiana—.6%
Ascension Parish, Revenue, CP (BASF SE)	0.38	2/14/13	5,000,000		5,000,000
Maryland—4.2%
Anne Arundel County, EDR (Atlas Container
Corporation Project) (LOC; M&T Trust)	0.22	2/7/13	5,675,000	[a]	5,675,000
Baltimore County Revenue Authority,
Golf System Revenue (LOC; M&T Trust)	0.13	2/7/13	4,880,000	[a]	4,880,000
Frederick County, Revenue (Homewood, Inc. Facility) (LOC; M&T Trust)	0.10	2/7/13	2,400,000	[a]	2,400,000
Montgomery County, CP (Liquidity Facility; JPMorgan Chase Bank)	0.18	3/13/13	10,000,000		10,000,000
Montgomery County, CP (Liquidity Facility; JPMorgan Chase Bank)	0.17	5/8/13	10,000,000		10,000,000
Michigan—1.8%
Board of Trustees of the Michigan State University, CP	0.14	2/19/13	10,650,000		10,650,000
Pittsfield Township Economic Development Corporation,
LOR, Refunding (Arbor Project) (LOC; Comerica Bank)	0.15	2/7/13	3,400,000	[a]	3,400,000
Minnesota—4.5%
Minnesota Housing Finance Agency, Residential Housing
Finance Revenue (Liquidity Facility; FHLB)	0.12	2/7/13	7,000,000	[a]	7,000,000
Minnesota Rural Water Finance Authority,
Public Projects Construction Notes	1.25	3/1/13	3,500,000		3,502,274
Minnesota Rural Water Finance Authority,
Public Projects Construction Notes	1.00	2/1/14	4,600,000		4,632,021
Southern Minnesota Municipal Power Agency, Power Supply
System Revenue, CP (Liquidity Facility; U.S. Bank NA)	0.14	3/18/13	5,000,000		5,000,000
University of Minnesota, CP	0.12	2/11/13	15,150,000		15,150,000
Mississippi—1.4%
Mississippi Business Finance Corporation, Gulf Opportunity
Zone IDR (Chevron U.S.A. Inc. Project)	0.10	2/1/13	10,950,000	[a]	10,950,000

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Nevada—3.4%
Clark County, Airport System Junior Subordinate Lien Revenue	2.00	7/1/13	19,000,000		19,123,877
Clark County, IDR (Southwest Gas Corporation
Project) (LOC; JPMorgan Chase Bank)	0.15	2/7/13	8,000,000	[a]	8,000,000
New Hampshire—1.8%
New Hampshire Health and Education Facilities Authority,
Revenue (Kimball Union Academy) (LOC; RBS Citizens NA)	0.17	2/7/13	4,790,000	[a]	4,790,000
New Hampshire Health and Education Facilities Authority,
Revenue (University System of New Hampshire Issue)
(Liquidity Facility; Wells Fargo Bank)	0.11	2/1/13	9,500,000	[a]	9,500,000
New Jersey—1.8%
Monroe Township, GO Notes, BAN	1.00	2/6/13	5,000,000		5,000,508
Paterson, GO Notes, BAN (General Improvement and Tax Appeal)	1.50	6/6/13	3,500,000		3,502,949
Woodbridge Township Board of Education, Temporary Notes	1.00	2/6/13	6,100,000		6,100,415
New York—4.9%
Amsterdam Enlarged City School District, GO Notes, BAN	1.25	6/28/13	7,100,000		7,117,042
Dutchess County Industrial Development Agency, Civic Facility
Revenue (Arbor Ridge at Brookmeade Project) (LOC; M&T Trust)	0.15	2/7/13	9,020,000	[a]	9,020,000
Eastchester Union Free School District, GO Notes, TAN	1.00	2/28/13	5,000,000		5,002,860
Erie County Fiscal Stability Authority, Revenue, BAN	1.00	7/31/13	5,000,000		5,018,246
New York State Housing Finance Agency, Housing
Revenue (25 Washington Street) (LOC; M&T Trust)	0.15	2/7/13	7,800,000	[a]	7,800,000
New York State Mortgage Agency, Homeowner
Mortgage Revenue (Liquidity Facility; Barclays Bank PLC)	0.11	2/7/13	5,000,000	[a]	5,000,000
North Carolina—3.9%
Deutsche Bank Spears/Lifers Trust (Series DBE-1066) (North Carolina
Medical Care Commission, Health Care Facilities Revenue
(Novant Health Obligated Group)) (Liquidity Facility;
Deutsche Bank AG and LOC; Deutsche Bank AG)	0.15	2/7/13	8,360,000 [a,b,c]		8,360,000
North Carolina Capital Facilities Finance Agency,
Educational Facilities Revenue (High Point University
Project) (LOC; Branch Banking and Trust Co.)	0.10	2/7/13	2,500,000	[a]	2,500,000
North Carolina Capital Facilities Finance Agency,
Educational Facilities Revenue (The Raleigh School
Project) (LOC; Branch Banking and Trust Co.)	0.10	2/7/13	3,400,000	[a]	3,400,000
North Carolina Medical Care Commission, Health Care Facilities
First Mortgage Revenue (Deerfield Episcopal Retirement
Community) (LOC; Branch Banking and Trust Co.)	0.10	2/7/13	15,035,000	[a]	15,035,000
University of North Carolina Board of Governers, Revenue
(University of North Carolina Hospitals at Chapel Hill)	4.00	2/1/13	1,605,000		1,605,000
Ohio—.8%
Lorain County, IDR (Cutting Dynamics, Inc. Project) (LOC; PNC Bank NA)	0.20	2/7/13	1,670,000	[a]	1,670,000
Union Township, GO Notes, Refunding, BAN (Various Purpose)	1.00	9/11/13	5,000,000		5,016,650

The Funds	29

STATEMENT OF INVESTMENTS (continued)

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Pennsylvania—10.1%
Blair County Industrial Development Authority, Revenue
(Hollidaysburg Area YMCA Project) (LOC; RBS Citizens NA)	0.21	2/7/13	2,720,000	[a]	2,720,000
Bradford County Industrial Development Authority, Revenue
(State Aggregates Inc. Project) (LOC; M&T Trust)	0.30	2/7/13	1,140,000	[a]	1,140,000
Deutsche Bank Spears/Lifers Trust (Series DBE-495)
(Philadelphia, Airport Revenue) (Liquidity Facility;
Deutsche Bank AG and LOC; Deutsche Bank AG)	0.19	2/7/13	5,670,000 [a,b,c]		5,670,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.09	2/7/13	8,300,000	[a]	8,300,000
Horizon Hospital System Authority, Senior Health and Housing
Facilities Revenue (Saint Paul Homes Project) (LOC; M&T Trust)	0.15	2/7/13	7,010,000	[a]	7,010,000
Pennsylvania Economic Development Financing Authority,
Revenue (Evergreen Community Power Facility) (LOC; M&T Trust)	0.25	2/7/13	16,000,000	[a]	16,000,000
Philadelphia, GO Notes, TRAN	1.00	6/28/13	15,000,000		15,046,524
Philadelphia Authority for Industrial Development,
Revenue (The Philadelphia Protestant Home
Project) (LOC; Bank of America)	0.27	2/7/13	9,000,000	[a]	9,000,000
RBC Municipal Products Inc. Trust (Series E-29) (Allegheny County
Hospital Development Authority, Revenue (University of
Pittsburgh Medical Center)) (Liquidity Facility; Royal Bank
of Canada and LOC; Royal Bank of Canada)	0.10	2/7/13	7,000,000 [a,b,c]		7,000,000
Telford Industrial Development Authority, IDR (Ridgetop
Associates Project) (LOC; Bank of America)	0.26	2/7/13	3,920,000	[a]	3,920,000
Union County Industrial Development Authority, Revenue
(Stabler Companies, Inc. Project) (LOC; M&T Trust)	0.25	2/7/13	4,250,000	[a]	4,250,000
Rhode Island—1.5%
Rhode Island Health and Educational Building Corporation,
Educational Institution Revenue (Saint George’s School
Issue) (Liquidity Facility, Wells Fargo Bank)	0.13	2/7/13	12,140,000	[a]	12,140,000
South Carolina—1.3%
South Carolina Association of Governmental Organizations, COP
(Evidencing Undivided Proportionate Interests in General
Obligation Debt of Certain South Carolina School Districts)	1.75	3/1/13	10,000,000		10,012,009
Tennessee—5.1%
Clarksville Public Building Authority, Pooled Financing Revenue
(Tennessee Municipal Bond Fund) (LOC; Bank of America)	0.19	2/1/13	7,600,000	[a]	7,600,000
Clarksville Public Building Authority, Pooled Financing Revenue
(Tennessee Municipal Bond Fund) (LOC; Bank of America)	0.13	2/7/13	9,800,000	[a]	9,800,000
Cleveland Health and Educational Facilities Board, Revenue
(Lee University Project) (LOC; Branch Banking and Trust Co.)	0.10	2/7/13	2,600,000	[a]	2,600,000
Metropolitan Government of Nashville and
Davidson County, GO Notes, Refunding	5.00	7/1/13	1,000,000		1,019,604
Sevier County Public Building Authority, Local Government
Public Improvement Revenue (LOC; Bank of America)	0.15	2/7/13	6,775,000	[a]	6,775,000
Sevier County Public Building Authority, Public Projects
Construction Notes (Tennessee Association of
Utility Districts Interim Loan Program)	1.25	4/1/13	4,100,000		4,105,280

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Tennessee (continued)
Shelby County Health Educational and Housing Facility
Board, Educational Facilities Revenue
(Rhodes College) (LOC; Wells Fargo Bank)	0.10	2/7/13	8,215,000	[a]	8,215,000
Texas—17.4%
Calhoun Port Authority, Environmental Facilities Revenue (Formosa
Plastics Corporation, Texas Project) (LOC; Bank of America)	0.13	2/7/13	10,000,000	[a]	10,000,000
DeSoto Industrial Development Authority, IDR, Refunding
(National Service Industries Inc. Project) (LOC; Wells Fargo Bank)	0.20	2/7/13	3,660,000	[a]	3,660,000
Deutsche Bank Spears/Lifers Trust (Series DBE-626) (North Texas
Tollway Authority, First Tier System Revenue, Refunding)
(Liquidity Facility; Deutsche Bank AG and LOC; Deutsche Bank AG)	0.11	2/7/13	15,390,000 [a,b,c]		15,390,000
El Paso Independent School District, Unlimited Tax School Building
Bonds (Liquidity Facility; JPMorgan Chase Bank and LOC;
Permanent School Fund Guarantee Program)	0.22	4/4/13	12,000,000		12,000,000
Gulf Coast Waste Disposal Authority, Environmental
Facilities Revenue (ExxonMobil Project)	0.12	2/1/13	4,500,000	[a]	4,500,000
Gulf Coast Waste Disposal Authority, SWDR (Air Products Project)	0.14	2/7/13	5,000,000	[a]	5,000,000
Harris County, CP (Liquidity Facility; Bank of Tokyo-Mitsubishi UFJ)	0.13	3/18/13	8,000,000		8,000,000
Harris County Health Facilities Development Corporation,
HR, Refunding (Texas Children’s Hospital Project)
(Liquidity Facility; Bank of America)	0.14	2/1/13	8,940,000	[a]	8,940,000
Jefferson County Industrial Development Corporation,
Hurricane Ike Disaster Area Revenue (Jefferson
Refinery, L.L.C. Project) (LOC; Branch Banking and Trust Co.)	0.45	3/15/13	17,300,000		17,300,000
Jefferson County Industrial Development Corporation,
Hurricane Ike Disaster Area Revenue (Jefferson
Refinery, L.L.C. Project) (LOC; Branch Banking and Trust Co.)	0.45	3/15/13	1,700,000		1,700,000
JPMorgan Chase Putters/Drivers Trust (Series 4264)
(Texas, TRAN) (Liquidity Facility; JPMorgan Chase Bank)	0.12	2/1/13	15,000,000 [a,b,c]		15,000,000
Port of Port Authur Navigation District, Revenue, CP (BASF SE)	0.38	2/14/13	5,000,000		5,000,000
RBC Municipal Products Inc. Trust (Series E-27) (Harris County
Health Facilities Development Corporation, HR, Refunding
(Memorial Hermann Healthcare System)) (Liquidity Facility;
Royal Bank of Canada and LOC; Royal Bank of Canada)	0.10	2/7/13	5,000,000 [a,b,c]		5,000,000
Texas, GO Notes (Veterans’ Housing Assistance Program)
(Liquidity Facility; State Street Bank and Trust Co.)	0.12	2/7/13	16,000,000	[a]	16,000,000
Texas, TRAN	2.50	8/30/13	5,500,000		5,571,966
Wells Fargo Stage Trust (Series 51-C) (Klein Independent
School District, Unlimited Tax Schoolhouse Bonds)
(Liquidity Facility; Wells Fargo Bank and LOC;
Permanent School Fund Guarantee Program)	0.10	2/7/13	5,000,000 [a,b,c]		5,000,000
Utah—4.2%
Utah State Board of Regents, Student Loan
Revenue (LOC; Royal Bank of Canada)	0.13	2/7/13	8,300,000	[a]	8,300,000
Wells Fargo Stage Trust (Series 33C) (Riverton, HR, Refunding
(Intermountain Health Care Health Services, Inc.)) (Liquidity
Facility; Wells Fargo Bank and LOC; Wells Fargo Bank)	0.10	2/7/13	25,000,000 [a,b,c]		25,000,000

The Funds	31

STATEMENT OF INVESTMENTS (continued)

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Virginia—3.8%
Fairfax County Redevelopment and Housing Authority,
Revenue, BAN (Affordable Housing Acquisition)	4.00	3/1/13	6,725,000		6,744,960
Lynchburg Redevelopment and Housing Authority, Housing
Revenue (KHM Properties-Lynchburg, LLC Project) (LOC; M&T Trust)	0.20	2/7/13	13,520,000	[a]	13,520,000
University of Virginia, University Revenue, CP	0.09	2/12/13	10,000,000		10,000,000
Washington—1.2%
Pierce County Economic Development Corporation, Industrial
Revenue (SeaTac Packaging Project) (LOC; HSBC Bank USA)	0.17	2/7/13	4,280,000	[a]	4,280,000
Wells Fargo Stage Trust (Series 36C) (Washington Health Care
Facilities Authority, Revenue (PeaceHealth)) (Liquidity
Facility; Wells Fargo Bank and LOC; Wells Fargo Bank)	0.10	2/7/13	4,995,000 [a,b,c]		4,995,000
Wisconsin—3.0%
Kenosha School District Number 1, GO Notes, TRAN	1.50	2/26/13	3,000,000		3,002,445
Wisconsin Health and Educational Facilities Authority,
Revenue (Aurora Health Care, Inc.) (LOC; JPMorgan Chase Bank)	0.27	2/5/13	15,000,000		15,000,000
Wisconsin Health and Educational Facilities Authority, Revenue
(Mequon Jewish Campus, Inc. Project) (LOC; JPMorgan Chase Bank)	0.16	2/7/13	6,045,000	[a]	6,045,000

Total Investments (cost $788,875,616)			99.6%		788,875,616
Cash and Receivables (Net)			.4%		2,889,038
Net Assets			100.0%		791,764,654

a Variable rate demand note—rate shown is the interest rate in effect at January 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At January 31, 2013, these securities amounted to $160,955,000 or 20.3% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	87.3
F2		VMIG2,MIG2,P2		SP2,A2	4.3
AAA,AA,Ad		Aaa,Aa,Ad		AAA,AA,Ad	4.2
Not Rated[e]		Not Rated[e]		Not Rated[e]	4.2
					100.0

† Based on total investments.
[d] Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
e Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

STATEMENT OF INVESTMENTS

January 31, 2013

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments—99.8%
Albany Industrial Development Agency,
Civic Facility Revenue (Albany Medical Center
Hospital Project) (LOC; Bank of America)	0.16	2/7/13	2,400,000	[a]	2,400,000
Auburn, GO Notes, BAN	1.00	5/31/13	6,000,000		6,009,799
Ausable Valley Central School District, GO Notes, BAN	1.50	4/5/13	3,000,000		3,003,904
Ausable Valley Central School District, GO Notes, BAN	1.50	4/5/13	5,400,000		5,407,131
Campbell-Savona Central School District, GO Notes, BAN	1.50	6/21/13	2,800,000		2,808,849
Chautauqua County Industrial Development Agency, Civic Facility
Revenue (Gerry Homes Project) (LOC; HSBC Bank USA)	0.40	2/7/13	10,110,000	[a]	10,110,000
Chemung County Industrial Development Agency, IDR
(Trayer Products, Inc. Project) (LOC; HSBC Bank USA)	0.40	2/7/13	450,000	[a]	450,000
Columbia County Capital Resource Corporation,
Civic Facility Revenue (The Columbia Memorial
Hospital Project) (LOC; HSBC Bank USA)	0.11	2/7/13	5,750,000	[a]	5,750,000
Columbia County Industrial Development Agency,
Civic Facility Revenue (The Columbia Memorial
Hospital Project) (LOC; HSBC Bank USA)	0.11	2/7/13	4,850,000	[a]	4,850,000
East Moriches Union Free School District, GO Notes, TAN	1.50	6/20/13	3,900,000		3,912,533
Eastchester Union Free School District, GO Notes, TAN	1.00	2/28/13	5,000,000		5,002,860
Erie County Industrial Development Agency, IDR
(Hydro-Air Components Inc. Project) (LOC; HSBC Bank USA)	0.17	2/7/13	2,300,000	[a]	2,300,000
Hamburg Central School District, GO Notes, BAN	1.50	6/14/13	10,000,000		10,031,118
Herkimer County Industrial Development Agency, IDR (F.E. Hale
Manufacturing Company Facility) (LOC; HSBC Bank USA)	0.40	2/7/13	1,500,000	[a]	1,500,000
Lancaster Industrial Development Agency, IDR
(Sealing Devices Inc. Project) (LOC; HSBC Bank USA)	0.17	2/7/13	1,990,000	[a]	1,990,000
Monroe County Industrial Development Agency, Civic Facility
Revenue (YMCA of Greater Rochester Project) (LOC; M&T Trust)	0.15	2/7/13	2,030,000	[a]	2,030,000
Monroe County Industrial Development Corporation, Revenue
(Saint Ann’s Home for the Aged Project) (LOC; HSBC Bank USA)	0.12	2/7/13	8,000,000	[a]	8,000,000
Naples Central School District, GO Notes, BAN	1.00	6/28/13	3,700,000		3,706,230
New York City, GO Notes	5.00	8/1/13	1,830,000		1,873,629
New York City, GO Notes	5.00	8/1/13	1,860,000		1,904,344
New York City, GO Notes (Citigroup ROCS,
Series RR II R-14045) (Liquidity Facility; Citibank NA)	0.11	2/7/13	3,000,000 [a,b,c]		3,000,000

The Funds	33

STATEMENT OF INVESTMENTS (continued)

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
New York City, GO Notes (LOC; Bank of America)	0.14	2/7/13	3,000,000	[a]	3,000,000
New York City, GO Notes (LOC; California
Public Employees Retirement System)	0.13	2/1/13	12,300,000	[a]	12,300,000
New York City, GO Notes (LOC; Sumitomo Mitsui Banking Corp.)	0.10	2/7/13	20,500,000	[a]	20,500,000
New York City, GO Notes (LOC; Sumitomo Mitsui Banking Corp.)	0.10	2/7/13	22,700,000	[a]	22,700,000
New York City Capital Resource Corporation, Recovery Zone
Facility Revenue (WytheHotel Project) (LOC; M&T Trust)	0.16	2/7/13	3,800,000	[a]	3,800,000
New York City Housing Development Corporation, MFHR	0.27	2/1/13	835,000		835,000
New York City Housing Development Corporation, MFMR
(1405 Fifth Avenue Apartments) (LOC; Citibank NA)	0.12	2/7/13	9,500,000	[a]	9,500,000
New York City Housing Development Corporation,
Multi-Family Rental Housing Revenue (Related 96th Street
Associates L.P.—Monterey Project) (LOC; FNMA)	0.08	2/7/13	5,000,000	[a]	5,000,000
New York City Industrial Development Agency,
Civic Facility Revenue (French Institute-Alliance
Francaise de New York—Federation of French Alliances
in the United States Project) (LOC; M&T Trust)	0.16	2/7/13	3,325,000	[a]	3,325,000
New York City Industrial Development Agency,
Civic Facility Revenue (Jewish Community Center
on the Upper West Side, Inc. Project) (LOC; M&T Trust)	0.15	2/7/13	4,700,000	[a]	4,700,000
New York City Industrial Development Agency,
Civic Facility Revenue (Sephardic Community
Youth Center, Inc. Project) (LOC; M&T Trust)	0.15	2/7/13	3,100,000	[a]	3,100,000
New York City Industrial Development Agency,
Civic Facility Revenue (Spence-Chapin, Services
to Families and Children Project) (LOC; TD Bank)	0.18	2/7/13	5,770,000	[a]	5,770,000
New York City Industrial Development Agency,
Civic Facility Revenue (The Allen-Stevenson
School Project) (LOC; JPMorgan Chase Bank)	0.14	2/7/13	5,930,000	[a]	5,930,000
New York City Industrial Development Agency,
Civic Facility Revenue (Village Community
School Project) (LOC; TD Bank)	0.22	2/7/13	2,350,000	[a]	2,350,000
New York City Industrial Development Agency,
Special Facility Revenue (Air Express International
Corporation Project) (LOC; Citibank NA)	0.10	2/7/13	5,000,000	[a]	5,000,000
New York City Municipal Water Finance Authority,
Water and Sewer System Revenue (Liquidity
Facility; State Street Bank and Trust Co.)	0.10	2/1/13	2,100,000	[a]	2,100,000

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
New York City Municipal Water Finance Authority, Water and
Sewer System Second General Resolution Revenue
(Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	0.14	2/1/13	22,000,000	[a]	22,000,000
New York City Transitional Finance Authority,
Future Tax Secured Revenue (Liquidity
Facility; JPMorgan Chase Bank)	0.10	2/7/13	5,000,000	[a]	5,000,000
New York City Transitional Finance Authority, Revenue
(New York City Recovery) (Liquidity Facility;
Landesbank Baden-Wurttemberg)	0.15	2/1/13	7,000,000	[a]	7,000,000
New York State Dormitory Authority, Revenue
(Blythedale Children’s Hospital) (LOC; TD Bank)	0.11	2/7/13	2,900,000	[a]	2,900,000
New York State Dormitory Authority, Revenue
(Memorial Sloan-Kettering Cancer Center)	4.00	7/1/13	675,000		685,125
New York State Dormitory Authority, Revenue
(The College of New Rochelle) (LOC; RBS Citizens NA)	0.18	2/7/13	3,915,000	[a]	3,915,000
New York State Environmental Facilities Corporation,
State Revolving Funds Revenue (Master Financing Program)	3.00	2/15/13	1,670,000		1,671,811
New York State Mortgage Agency, Homeowner Mortgage Revenue	0.23	5/1/13	6,000,000		6,000,000
New York State Mortgage Agency, Homeowner Mortgage Revenue	0.23	5/1/13	4,000,000		4,000,000
New York State Mortgage Agency, Homeowner
Mortgage Revenue (Liquidity Facility; Barclays Bank PLC)	0.12	2/7/13	5,000,000	[a]	5,000,000
New York State Mortgage Agency, Homeowner
Mortgage Revenue (P-FLOATS Series MT-763)
(Liquidity Facility; Bank of America)	0.14	2/7/13	12,480,000 [a,b,c]		12,480,000
Odessa-Montour Central School District, GO Notes, BAN	1.50	6/14/13	3,600,000		3,611,071
Onondaga County Industrial Development Agency, IDR
(ICM Controls Corporation Project) (LOC; M&T Trust)	0.25	2/7/13	1,840,000	[a]	1,840,000
Port Authority of New York and New Jersey, Equipment Notes	0.15	2/7/13	10,500,000	[a]	10,500,000
Sullivan County, GO Notes, TAN	1.25	3/15/13	4,000,000		4,003,434
Triborough Bridge and Tunnel Authority, General Revenue,
Refunding (MTA Bridges and Tunnels) (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.15	2/1/13	8,900,000	[a]	8,900,000
Ulster County Industrial Development Agency, IDR
(Selux Corporation Project) (LOC; M&T Trust)	0.25	2/7/13	765,000	[a]	765,000
Wells Fargo Stage Trust (Series 1C) (New York State Urban
Development Corporation, State Personal Income Tax Revenue
(General Purpose)) (Liquidity Facility; Wells Fargo Bank)	0.10	2/7/13	8,910,000 [a,b,c]		8,910,000

The Funds	35

STATEMENT OF INVESTMENTS (continued)

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
Wells Fargo Stage Trust (Series 98C) (Monroe County
Industrial Development Corporation, Revenue
(University of Rochester Project)) (Liquidity Facility;
Wells Fargo Bank and LOC; Wells Fargo Bank)	0.10	2/7/13	7,505,000 [a,b,c]	7,505,000
Wells Fargo Stage Trust (Series 127C) (New York State
Dormitory Authority, State Personal Income Tax Revenue
(General Purpose)) (Liquidity Facility; Wells Fargo Bank)	0.10	2/7/13	7,700,000 [a,b,c]	7,700,000
Westchester County Industrial Development Agency,
Civic Facility Revenue (The Masters School Civic
Facility) (LOC; JPMorgan Chase Bank)	0.14	2/7/13	5,400,000 [a]	5,400,000
Yonkers Industrial Development Agency, MFHR (Main Street
Lofts Yonkers LLC Project) (LOC; M&T Trust)	0.25	2/7/13	30,000,000 [a]	30,000,000

Total Investments (cost $355,736,838)			99.8%	355,736,838
Cash and Receivables (Net)			.2%	741,871
Net Assets			100.0%	356,478,709

a Variable rate demand note—rate shown is the interest rate in effect at January 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At January 31, 2013, these securities amounted to $39,595,000 or 11.1% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	73.3
F2		VMIG2,MIG2,P2		SP2,A2	5.3
AAA,AA,Ad		Aaa,Aa,Ad		AAA,AA,Ad	5.1
Not Rated[e]		Not Rated[e]		Not Rated[e]	16.3
					100.0

† Based on total investments.
[d] Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
e Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

STATEMENT OF INVESTMENTS

January 31, 2013

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments—99.9%
Alabama—3.7%
Chatom Industrial Development Board, Gulf Opportunity
Zone Revenue (PowerSouth Energy Cooperative Projects)	0.25	2/7/13	15,000,000	[a]	15,000,000
Columbia Industrial Development Board, PCR,
Refunding (Alabama Power Company Project)	0.12	2/1/13	7,000,000	[a]	7,000,000
Columbia Industrial Development Board, PCR,
Refunding (Alabama Power Company Project)	0.15	2/1/13	10,500,000	[a]	10,500,000
Eutaw Industrial Development Board, PCR,
Refunding (Alabama Power Company Project)	0.09	2/1/13	7,600,000	[a]	7,600,000
Tuscaloosa County Industrial Development Authority, Gulf Opportunity
Zone Revenue (Hunt Refining Project) (LOC; Bank of Nova Scotia)	0.10	2/7/13	15,000,000	[a]	15,000,000
Tuscaloosa County Industrial Development Authority, Gulf Opportunity
Zone Revenue (Hunt Refining Project) (LOC; Bank of Nova Scotia)	0.10	2/7/13	20,000,000	[a]	20,000,000
Tuscaloosa County Industrial Development Authority, Gulf Opportunity
Zone Revenue (Hunt Refining Project) (LOC; JPMorgan Chase Bank)	0.15	2/7/13	10,000,000	[a]	10,000,000
Arizona—2.4%
Deutsche Bank Spears/Lifers Trust (Series DBE-1082) (Arizona Health
Facilities Authority, Revenue (Catholic Healthcare West)) (Liquidity
Facility; Deutsche Bank AG and LOC; Deutsche Bank AG)	0.15	2/7/13	18,250,000 [a,b,c]		18,250,000
Deutsche Bank Spears/Lifers Trust (Series DBE-1086) (Phoenix
Industrial Development Authority, LR (Rowan University Project))
(Liquidity Facility; Deutsche Bank AG and LOC; Deutsche Bank AG)	0.15	2/7/13	38,050,000 [a,b,c]		38,050,000
California—3.6%
California Statewide Communities Development
Authority, Revenue (Kaiser Permanente)	0.10	2/7/13	35,000,000	[a]	35,000,000
California Statewide Communities Development
Authority, Revenue, CP (Kaiser Permanente)	0.15	5/1/13	14,000,000		14,000,000
California Statewide Communities Development
Authority, Revenue, CP (Kaiser Permanente)	0.25	5/7/13	12,500,000		12,500,000
Sacramento City Financing Authority, Revenue, Refunding
(Master Lease Program Facilities) (P-FLOATS Series PT-4698)
(Liquidity Facility; Deutsche Bank AG and LOC; Deutsche Bank AG)	0.18	2/7/13	21,200,000 [a,b,c]		21,200,000
Colorado—6.3%
Colorado Educational and Cultural Facilities Authority,
Revenue, Refunding (The Nature Conservancy Project)	0.08	2/7/13	16,600,000	[a]	16,600,000
Denver Urban Renewal Authority, Stapleton
Senior Tax Increment Revenue (LOC; U.S. Bank NA)	0.10	2/7/13	9,000,000	[a]	9,000,000
Deutsche Bank Spears/Lifers Trust (Series DBE-1130X)
(City and County of Denver, Airport System Revenue)
(Liquidity Facility; Deutsche Bank AG and LOC; Deutsche Bank AG)	0.15	2/7/13	14,200,000 [a,b,c]		14,200,000
Jefferson County School District, Number R-1, Revenue, TAN	1.50	6/28/13	14,250,000		14,323,642
RBC Municipal Products Inc. Trust (Series C-11) (Meridian Village
Metropolitan District Number One, Improvement Revenue) (Liquidity
Facility; Royal Bank of Canada and LOC; Royal Bank of Canada)	0.10	2/7/13	17,600,000 [a,b,c]		17,600,000
Sheridan Redevelopment Agency, Tax Increment
Revenue, Refunding (South Santa Fe Drive Corridor
Redevelopment Project) (LOC; JPMorgan Chase Bank)	0.16	2/7/13	10,000,000	[a]	10,000,000

The Funds	37

STATEMENT OF INVESTMENTS (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Colorado (continued)
Southern Ute Indian Tribe of the
Southern Ute Indian Reservation, Revenue	0.10	2/7/13	65,300,000	[a]	65,300,000
Connecticut—1.2%
Bridgeport, GO Notes, TAN	1.25	2/12/13	28,730,000		28,738,102
Delaware—1.1%
Delaware Health Facilities Authority,
Revenue (Christiana Care Health Services)	0.09	2/7/13	25,000,000	[a]	25,000,000
District of Columbia—.9%
District of Columbia, Revenue (American Legacy Foundation Issue)	0.09	2/7/13	22,000,000	[a]	22,000,000
Florida—1.6%
Collier County Health Facilities Authority,
Revenue, CP (Cleveland Clinic Health System)	0.14	5/21/13	20,000,000		20,000,000
Sunshine State Government Financing Commission,
Revenue, CP (Liquidity Facility; JPMorgan Chase Bank)	0.18	5/9/13	10,000,000		10,000,000
Sunshine State Government Financing Commission,
Revenue, CP (Liquidity Facility; JPMorgan Chase Bank)	0.19	6/7/13	7,000,000		7,000,000
Georgia—1.4%
DeKalb County School District, GO Notes	5.00	2/1/13	4,000,000		4,000,000
Municipal Gas Authority of Georgia, Gas Revenue,
Refunding (Gas Portfolio III Project)	2.00	5/22/13	13,000,000		13,065,596
Municipal Gas Authority of Georgia, Gas Revenue,
Refunding (Gas Portfolio III Project)	2.00	10/1/13	10,800,000		10,921,341
Thomasville Hospital Authority, RAC (John D. Archbold Memorial
Hospital, Inc. Project) (LOC; Branch Banking and Trust Co.)	0.10	2/7/13	5,040,000	[a]	5,040,000
Idaho—.5%
Deutsche Bank Spears/Lifers Trust (Series DBE-1102)
(Idaho Health Facilities Authority, Revenue (Saint Luke’s
Health System Project)) (Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank AG)	0.15	2/7/13	10,490,000 [a,b,c]		10,490,000
Illinois—2.6%
Deutsche Bank Spears/Lifers Trust (Series DBE-502)
(Chicago, General Airport Third Lien Revenue (Chicago O’Hare
International Airport)) (Liquidity Facility; Deutsche Bank AG
and LOC; Deutsche Bank AG)	0.11	2/7/13	16,560,000 [a,b,c]		16,560,000
Illinois Educational Facilities Authority, Revenue
(Saint Xavier University Project) (LOC; Bank of America)	0.11	2/7/13	8,205,000	[a]	8,205,000
Illinois Finance Authority, IDR (Fitzpatrick Brothers, Inc.
Project) (Liquidity Facility; Northern Trust Company)	0.11	2/7/13	4,360,000	[a]	4,360,000
Illinois Finance Authority, Revenue, CP (Hospital Sisters Services Inc.)	0.15	4/4/13	25,000,000		25,000,000
Lake County, MFHR (Whispering Oaks
Apartments Project) (LOC; FHLMC)	0.09	2/7/13	3,250,000	[a]	3,250,000
Romeoville, Revenue (Lewis University) (LOC; Wells Fargo Bank)	0.11	2/1/13	3,500,000	[a]	3,500,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Indiana—1.7%
Deutsche Bank Spears/Lifers Trust (Series DBE-549) (Boone County
Hospital Association, LR, Refunding) (Liquidity Facility;
Deutsche Bank AG and LOC; Deutsche Bank AG)	0.20	2/7/13	8,440,000 [a,b,c]		8,440,000
Indiana Finance Authority, IDR (Midwest Fertilizer Corporation Project)	0.20	7/1/13	30,000,000		30,000,000
Iowa—1.5%
Iowa Finance Authority, Midwestern Disaster Area
Revenue (Iowa Fertilizer Company Project)	0.18	4/12/13	35,000,000		35,000,000
Kansas—.1%
Olathe, Health Facilities Revenue (Olathe Medical
Center) (LOC; Bank of America)	0.14	2/1/13	1,900,000	[a]	1,900,000
Louisiana—1.5%
Louisiana Public Facilities Authority, Revenue
(Air Products and Chemicals Project)	0.10	2/1/13	12,300,000	[a]	12,300,000
Louisiana Public Facilities Authority, Revenue
(Tiger Athletic Foundation Project) (LOC; FHLB)	0.10	2/7/13	14,680,000	[a]	14,680,000
Port of New Orleans Board of Commissioners,
Subordinate Lien Revenue, Refunding (LOC; FHLB)	0.10	2/7/13	8,650,000	[a]	8,650,000
Maine—.5%
Maine Finance Authority, Revenue
(Waynflete School Issue) (LOC; JPMorgan Chase Bank)	0.11	2/7/13	10,640,000	[a]	10,640,000
Maryland—4.6%
Anne Arundel County, GO Notes (Consolidated General Improvements)	5.00	4/1/13	2,305,000		2,322,915
Baltimore County Revenue Authority,
Golf System Revenue (LOC; M&T Trust)	0.13	2/7/13	2,500,000	[a]	2,500,000
Frederick County, Revenue (Homewood, Inc. Facility) (LOC; M&T Trust)	0.10	2/7/13	10,500,000	[a]	10,500,000
Frederick County, Revenue, Refunding
(Manekin-Frederick Associates Facility) (LOC; M&T Trust)	0.22	2/7/13	1,690,000	[a]	1,690,000
Maryland Economic Development Corporation,
Revenue (Easter Seals Facility) (LOC; M&T Trust)	0.15	2/7/13	6,390,000	[a]	6,390,000
Maryland Health and Higher Educational Facilities
Authority, Revenue (De Matha Catholic High School
Issue) (LOC; Branch Banking and Trust Co.)	0.10	2/7/13	9,315,000	[a]	9,315,000
Maryland Industrial Development Financing Authority,
Recovery Zone Facility Revenue (Wexford Maryland
BioPark 3, LLC Facility) (LOC; M&T Trust)	0.15	2/7/13	20,000,000	[a]	20,000,000
Montgomery County, CP (Liquidity Facility;
State Street Bank and Trust Co.)	0.15	4/10/13	13,450,000		13,450,000
Montgomery County, CP (Liquidity Facility; JPMorgan Chase Bank)	0.18	3/13/13	20,000,000		20,000,000
Montgomery County, CP (Liquidity Facility; JPMorgan Chase Bank)	0.17	5/8/13	20,000,000		20,000,000
Massachusetts—3.1%
Lawrence, GO Notes, BAN (State Qualified Deficit Financing)	1.50	6/1/13	8,262,450		8,290,774

The Funds	39

STATEMENT OF INVESTMENTS (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Massachusetts (continued)
Massachusetts Bay Transportation Authority, General Transportation
System Revenue (Liquidity Facility; Bank of America)	0.18	2/7/13	3,150,000	[a]	3,150,000
Massachusetts Bay Transportation Authority, Sales Tax
Revenue, CP (Liquidity Facility; State Street Bank and Trust Co.)	0.17	2/13/13	12,000,000		12,000,000
Massachusetts Development Finance Agency, Revenue
(Brooksby Village, Inc. Project) (LOC; Bank of America)	0.10	2/7/13	16,000,000	[a]	16,000,000
Massachusetts Health and Educational Facilities Authority,
Revenue (Partners HealthCare System Issue)	0.09	2/7/13	12,750,000	[a]	12,750,000
Massachusetts Health and Educational Facilities Authority,
Revenue (Partners HealthCare System, Capital Asset
Program Issue) (Liquidity Facility; JPMorgan Chase Bank)	0.09	2/7/13	10,000,000	[a]	10,000,000
Massachusetts Industrial Finance Agency, Revenue
(The New England College of Optometry Issue) (LOC; FHLB)	0.10	2/7/13	4,865,000	[a]	4,865,000
Southbridge, GO Notes, BAN	1.50	5/15/13	5,500,000		5,517,273
Michigan—3.4%
Board of Trustees of the Michigan State University, CP	0.12	2/11/13	27,800,000		27,800,000
Board of Trustees of the Michigan State University, CP	0.14	2/19/13	10,000,000		10,000,000
Michigan Finance Authority, State Aid Revenue Notes	2.00	8/20/13	10,000,000		10,087,288
University of Michigan, General Revenue, CP	0.12	2/11/13	20,200,000		20,200,000
Waterford Charter Township Economic Development Corporation,
LOR, Refunding (Canterbury Health Care, Inc. Project) (LOC; FHLB)	0.10	2/7/13	9,850,000	[a]	9,850,000
Minnesota—1.1%
Southern Minnesota Municipal Power Agency, Power Supply
System Revenue, CP (Liquidity Facility; U.S. Bank NA)	0.14	3/18/13	11,000,000		11,000,000
University of Minnesota, CP	0.12	2/11/13	15,000,000		15,000,000
Mississippi—.2%
Mississippi Business Finance Corporation,
Gulf Opportunity Zone IDR (Chevron U.S.A. Inc. Project)	0.10	2/1/13	4,050,000	[a]	4,050,000
Missouri—2.4%
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue (SSM Health Care) (Liquidity Facility; Citibank NA)	0.10	2/7/13	28,750,000	[a]	28,750,000
Missouri Health and Educational Facilities Authority,
Revenue (Ascension Health Senior Health Group)	0.10	2/7/13	7,100,000	[a]	7,100,000
Saint Louis, General Revenue Fund, TRAN	2.00	5/30/13	20,000,000		20,115,004
Nebraska—1.9%
Lincoln, Electric System Revenue, CP
(Liquidity Facility; Bank of Tokyo-Mitsubishi UFJ)	0.13	3/18/13	20,000,000		20,000,000
Nebraska Investment Finance Authority,
SFHR (Liquidity Facility; FHLB)	0.10	2/7/13	24,300,000	[a]	24,300,000
Nevada—2.3%
Austin Trust (Series 1171) (Clark County, GO Bond
Bank Bonds) (Liquidity Facility; Bank of America)	0.10	2/7/13	9,770,000 [a,b,c]		9,770,000
Clark County, Airport System Junior Subordinate Lien Revenue	2.00	7/1/13	36,000,000		36,243,445
Clark County, Airport System Subordinate
Lien Revenue (LOC; Citibank NA)	0.11	2/7/13	8,100,000	[a]	8,100,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
New Hampshire—.2%
New Hampshire Health and Education Facilities Authority,
Revenue (University System of New Hampshire Issue)
(Liquidity Facility; U.S. Bank NA)	0.11	2/1/13	5,100,000	[a]	5,100,000
New Jersey—1.1%
Monroe Township, GO Notes, BAN	1.00	2/6/13	25,000,000		25,002,541
New York—4.6%
Dutchess County Industrial Development Agency,
Civic Facility Revenue (Anderson Foundation for
Autism, Inc. Project) (LOC; M&T Trust)	0.15	2/7/13	8,200,000	[a]	8,200,000
JPMorgan Chase Putters/Drivers Trust (Series 4072)
(Metropolitan Transportation Authority,
Transportation Revenue) (Liquidity Facility;
JPMorgan Chase Bank and LOC; JPMorgan Chase Bank)	0.12	2/1/13	30,995,000 [a,b,c]		30,995,000
Lancaster Industrial Development Agency, Civic Facility Revenue
(GreenField Manor, Inc. Project) (LOC; M&T Trust)	0.15	2/7/13	5,765,000	[a]	5,765,000
New York City, GO Notes (LOC; Sumitomo Mitsui Banking Corp.)	0.10	2/7/13	10,000,000	[a]	10,000,000
New York State Housing Finance Agency, Service Contract
Revenue, Refunding (LOC; Bank of America)	0.16	2/7/13	4,310,000	[a]	4,310,000
Tompkins County Industrial Development Agency,
Civic Facility Revenue (Community Development
Properties Ithaca, Inc. Project) (LOC; M&T Trust)	0.20	2/7/13	9,350,000	[a]	9,350,000
Triborough Bridge and Tunnel Authority, General Revenue,
Refunding (MTA Bridges and Tunnels) (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.15	2/1/13	39,100,000	[a]	39,100,000
Ohio—1.4%
Allen County, Hospital Facilities
Revenue, (Catholic Health Partners)	0.09	2/7/13	17,500,000	[a]	17,500,000
Lucas County, GO Notes, BAN
(Various Purpose Improvement Notes)	1.00	7/18/13	2,550,000		2,557,315
Ohio Higher Educational Facility Commission,
Revenue, CP (Cleveland Clinic Health System)	0.20	2/7/13	13,000,000		13,000,000
Oklahoma—.2%
Oklahoma Water Resource Board, Revenue
(Liquidity Facility; State Street Bank and Trust Co.)	0.30	3/1/13	4,040,000		4,040,000
Oregon—1.1%
Medford Hospital Facilities Authority, Revenue
(Rogue Valley Manor Project) (LOC; Bank of America)	0.14	2/1/13	19,600,000	[a]	19,600,000
Oregon, GO Notes (Veterans’ Welfare Bonds)
(Liquidity Facility; Bank of Tokyo-Mitsubishi UFJ)	0.09	2/7/13	5,250,000	[a]	5,250,000
Pennsylvania—9.0%
Bucks County Industrial Development Authority,
Revenue (Pennswood Village Project) (LOC; Bank of America)	0.14	2/7/13	8,200,000	[a]	8,200,000
Cumberland County Municipal Authority, Revenue
(Presbyterian Homes, Inc. Project) (LOC; M&T Trust)	0.12	2/7/13	7,840,000	[a]	7,840,000
East Hempfield Township Industrial Development Authority,
Revenue (The Mennonite Home Project) (LOC; M&T Trust)	0.15	2/7/13	10,870,000	[a]	10,870,000

The Funds	41

STATEMENT OF INVESTMENTS (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Pennsylvania (continued)
East Hempfield Township Industrial Development Authority,
Revenue (The Mennonite Home Project) (LOC; M&T Trust)	0.15	2/7/13	4,805,000	[a]	4,805,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.09	2/7/13	5,400,000	[a]	5,400,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.09	2/7/13	10,400,000	[a]	10,400,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.09	2/7/13	10,000,000	[a]	10,000,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.09	2/7/13	8,200,000	[a]	8,200,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.09	2/7/13	10,000,000	[a]	10,000,000
General Authority of South Central Pennsylvania,
Revenue (Lutheran Social Services of South Central
Pennsylvania Project) (LOC; M&T Trust)	0.15	2/7/13	15,650,000	[a]	15,650,000
Horizon Hospital System Authority, Senior Health and Housing
Facilities Revenue (Saint Paul Homes Project) (LOC; M&T Trust)	0.15	2/7/13	9,300,000	[a]	9,300,000
Lancaster County Hospital Authority, Health Center
Revenue (LUTHERCARE Project) (LOC; M&T Trust)	0.10	2/7/13	33,253,000	[a]	33,253,000
Lancaster County Hospital Authority, Revenue
(Landis Home Retirement Community Project) (LOC; M&T Trust)	0.15	2/7/13	7,970,000	[a]	7,970,000
Mars Area School District, GO Notes	1.00	3/1/13	2,275,000		2,275,347
North Penn Water Authority, Water Revenue (LOC; U.S. Bank NA)	0.10	2/7/13	11,800,000	[a]	11,800,000
Pennsylvania Economic Development Financing Authority,
Unemployment Compensation Revenue (LOC; PNC Bank NA)	0.11	2/7/13	13,500,000	[a]	13,500,000
Philadelphia, GO Notes, TRAN	1.00	6/28/13	33,000,000		33,102,354
Pittsburgh Water and Sewer Authority, Water and Sewer
System Subordinate Revenue, Refunding (LOC; FHLB)	0.40	9/1/13	2,000,000		1,999,969
Ridley School District, GO Notes (LOC; TD Bank)	0.10	2/7/13	2,600,000	[a]	2,600,000
York General Authority, Revenue (Strand-Capitol
Performing Arts Center Project) (LOC; M&T Trust)	0.15	2/7/13	2,025,000	[a]	2,025,000
Tennessee—4.4%
Blount County Public Building Authority, Local Government Public
Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.10	2/7/13	3,045,000	[a]	3,045,000
Blount County Public Building Authority, Local Government Public
Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.10	2/7/13	6,000,000	[a]	6,000,000
Blount County Public Building Authority, Local Government Public
Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.10	2/7/13	47,210,000	[a]	47,210,000
Blount County Public Building Authority, Local Government Public
Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.10	2/7/13	9,085,000	[a]	9,085,000
Metropolitan Government of Nashville and Davidson
County, CP (Liquidity Facility: California Public Employee
Retirement System, California State Teachers Retirement
System and State Street Bank and Trust Co.)	0.14	3/5/13	17,000,000		17,000,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Tennessee (continued)
Tennessee, CP (Liquidity Facility; Tennessee
Consolidated Retirement System)	0.14	3/4/13	20,000,000		20,000,000
Texas—17.6%
Dallas, Waterworks and Sewer System Revenue, CP
(Liquidity Facility: California State Teacher Retirement
System and State Street Bank and Trust Co.)	0.14	4/5/13	8,600,000		8,600,000
Dallas Independent School District, Maintenance Tax Notes	5.00	2/15/13	2,720,000		2,724,795
Harris County, CP (Liquidity Facility; Bank of Tokyo-Mitsubishi UFJ)	0.13	3/18/13	20,000,000		20,000,000
Harris County Cultural Education Facilities Finance Corporation,
Medical Facilities Mortgage Revenue, Refunding (Baylor
College of Medicine) (LOC; Barclays Bank PLC)	0.10	2/7/13	13,800,000	[a]	13,800,000
Harris County Health Facilities Development Corporation,
HR, Refunding (Texas Children’s Hospital Project)
(Liquidity Facility; Bank of America)	0.14	2/1/13	34,845,000	[a]	34,845,000
Jefferson County Industrial Development Corporation,
Hurricane Ike Disaster Area Revenue (Jefferson
Refinery, L.L.C. Project) (LOC; Branch Banking and Trust Co.)	0.45	3/15/13	50,300,000		50,300,000
Jefferson County Industrial Development Corporation,
Hurricane Ike Disaster Area Revenue (Jefferson
Refinery, L.L.C. Project) (LOC; Branch Banking and Trust Co.)	0.45	3/15/13	5,665,000		5,665,000
JPMorgan Chase Putters/Drivers Trust (Series 4264)
(Texas, TRAN) (Liquidity Facility; JPMorgan Chase Bank)	0.12	2/1/13	20,000,000 [a,b,c]		20,000,000
Lower Colorado River Authority, CP (Transmission
Service Corporation) (LOC: JPMorgan Chase and
State Street Bank and Trust Co.)	0.14	3/11/13	10,000,000		10,000,000
North Central Texas Health Facilities Development
Corporation, HR (Baylor Health Care System Project)
(Liquidity Facility; Wells Fargo Bank)	0.10	2/7/13	14,770,000	[a]	14,770,000
North Texas Tollway Authority,
Revenue, CP (LOC; JPMorgan Chase Bank)	0.14	3/12/13	15,000,000		15,000,000
North Texas Tollway Authority, Revenue,
CP (LOC; JPMorgan Chase Bank)	0.15	3/13/13	12,000,000		12,000,000
RBC Municipal Products Inc. Trust (Series E-27) (Harris County
Health Facilities Development Corporation, HR, Refunding
(Memorial Hermann Healthcare System)) (Liquidity Facility;
Royal Bank of Canada and LOC; Royal Bank of Canada)	0.10	2/7/13	10,000,000 [a,b,c]		10,000,000
Red River Education Finance Corporation, Higher Education
Revenue (Texas Christian University Project)	0.09	2/7/13	26,000,000	[a]	26,000,000
San Antonio, Electric and Gas Revenue, CP
(Liquidity Facility; Bank of Tokyo-Mitsubishi UFJ)	0.15	4/9/13	12,000,000		12,000,000
San Antonio, Water System Revenue, CP
(LOC; Bank of Tokyo-Mitsubishi UFJ Ltd.)	0.17	3/14/13	7,500,000		7,500,000
Tarrant County Health Facilities Development
Corporation, HR (Cook Children’s Medical Center Project)	0.09	2/7/13	36,300,000	[a]	36,300,000

The Funds	43

STATEMENT OF INVESTMENTS (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Texas (continued)
Tarrant Regional Water District,
Water Improvement Revenue, Refunding	5.00	3/1/13	1,800,000		1,806,444
Texas, TRAN	2.50	8/30/13	40,000,000		40,523,331
Texas Municipal Power Agency, Revenue, CP
(LOC: Bank of America and JPMorgan Chase Bank)	0.14	2/19/13	10,000,000		10,000,000
Texas Public Finance Authority, Revenue, CP	0.12	3/18/13	28,000,000		28,000,000
Texas Transportation Commission, GO Notes (Mobility Fund)
(Liquidity Facility; Royal Bank of Canada)	0.10	2/7/13	14,320,000	[a]	14,320,000
Texas Water Development Board, State Revolving Fund
Subordinate Lien Revenue (Citigroup ROCS,
Series RR II R-11746) (Liquidity Facility; Citibank NA)	0.10	2/7/13	10,940,000 [a,b,c]		10,940,000
Utah—2.3%
Murray City, HR (Intermountain Health Care Health Services, Inc.)	0.09	2/7/13	32,000,000	[a]	32,000,000
Murray City, HR (Intermountain Health Care Health Services, Inc.)	0.09	2/7/13	100,000	[a]	100,000
Utah County, HR (Intermountain Health Care Health
Services, Inc.) (Liquidity Facility; U.S. Bank NA)	0.10	2/7/13	10,000,000	[a]	10,000,000
Utah Housing Finance Agency, MFHR, Refunding (Candlestick
Apartments Project) (Liquidity Facility; FNMA and LOC; FNMA)	0.14	2/7/13	6,400,000	[a]	6,400,000
Weber County, HR (Intermountain Health Care Health
Services, Inc.) (Liquidity Facility; U.S. Bank NA)	0.11	2/7/13	5,000,000	[a]	5,000,000
Virginia—1.3%
Harrisonburg Industrial Development Authority, Revenue,
Refunding (Virginia Mennonite Retirement Community)
(LOC; Branch Banking and Trust Co.)	0.10	2/7/13	1,000,000	[a]	1,000,000
University of Virginia, University Revenue, CP	0.09	2/12/13	18,300,000		18,300,000
Virginia College Building Authority, Educational Facilities
Revenue (21st Century College and Equipment Programs)
(Liquidity Facility; Wells Fargo Bank)	0.11	2/1/13	11,970,000	[a]	11,970,000
Washington—1.0%
Washington, Various Purpose GO, Refunding (P-FLOATS
Series PT-4658) (Liquidity Facility; Bank of America)	0.10	2/7/13	18,185,000 [a,b,c]		18,185,000
Wells Fargo Stage Trust (Series 36C) (Washington Health Care
Facilities Authority, Revenue (PeaceHealth)) (Liquidity
Facility; Wells Fargo Bank and LOC; Wells Fargo Bank)	0.10	2/7/13	6,000,000 [a,b,c]		6,000,000
Wisconsin—4.2%
Milwaukee Redevelopment Authority, Redevelopment LR (University
of Wisconsin-Milwaukee Kenilworth Project) (LOC; U.S. Bank NA)	0.10	2/7/13	5,950,000	[a]	5,950,000
Saint Croix Central School District, Note Anticipation Notes	2.25	6/1/13	4,700,000		4,711,390

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority, Revenue
(Ascension Health Senior Credit Group) (Eclipse Funding Trust,
Series 0029) (Liquidity Facility; U.S. Bank NA and LOC; U.S. Bank NA)	0.10	2/7/13	22,955,000 [a,b,c]	22,955,000
Wisconsin Health and Educational Facilities Authority,
Revenue (Aurora Health Care, Inc.) (LOC; JPMorgan Chase Bank)	0.27	2/5/13	60,000,000	60,000,000
Wisconsin Health and Educational Facilities Authority,
Revenue (Fort Healthcare, Inc.) (LOC; JPMorgan Chase Bank)	0.13	2/1/13	3,525,000 [a]	3,525,000
Wyoming—1.3%
Wyoming Student Loan Corporation, Student Loan
Revenue, Refunding (LOC; Royal Bank of Canada)	0.10	2/7/13	30,000,000 [a]	30,000,000
U.S. Related—.6%
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue (Citigroup ROCS, Series RR II R-11765)
(Liquidity Facility; Citibank NA)	0.13	2/7/13	14,815,000 [a,b,c]	14,815,000

Total Investments (cost $2,318,276,866)			99.9%	2,318,276,866
Cash and Receivables (Net)			.1%	2,596,481
Net Assets			100.0%	2,320,873,347

[a] Variable rate demand note—rate shown is the interest rate in effect at January 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At January 31, 2013, these securities amounted to $288,450,000 or 12.4% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
F1+, F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	95.7
AAA,AA,Ad		Aaa,Aa,Ad		AAA,AA,Ad	4.3
					100.0

†	Based on total investments.
[d]	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.

See notes to financial statements.

The Funds	45

STATEMENT OF INVESTMENTS

January 31, 2013

Dreyfus California AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments—99.8%
California—94.8%
ABAG Finance Authority for Nonprofit Corporations, Revenue
(California Alumni Association Project) (LOC; Bank of America)	0.13	2/7/13	3,500,000	[a]	3,500,000
ABAG Finance Authority for Nonprofit Corporations, Revenue
(Santa Cruz Montessori School) (LOC; Comerica Bank)	0.15	2/7/13	665,000	[a]	665,000
ABAG Finance Authority for Nonprofit Corporations, Revenue,
Refunding (Eskaton Properties, Inc.) (LOC; U.S. Bank NA)	0.10	2/7/13	14,625,000	[a]	14,625,000
Alameda County Industrial Development Authority,
Recovery Zone Facility Revenue (Dale Hardware, Inc.
Project) (LOC; Comerica Bank)	0.12	2/7/13	2,580,000	[a]	2,580,000
Alameda County Industrial Development Authority,
Revenue (Santini Foods, Inc. Project) (LOC; Comerica Bank)	0.12	2/7/13	2,900,000	[a]	2,900,000
California, GO Notes (LOC; JPMorgan Chase Bank)	0.10	2/1/13	19,510,000	[a]	19,510,000
California Enterprise Development Authority, IDR
(Tri Tool Inc. Project) (LOC; Comerica Bank)	0.15	2/7/13	10,000,000	[a]	10,000,000
California Enterprise Development Authority,
Recovery Zone Facility Revenue (Regional
Properties, Inc. Project) (LOC; FHLB)	0.11	2/7/13	15,000,000	[a]	15,000,000
California Infrastructure and Economic Development Bank,
Revenue (Goodwill Industries of Orange County,
California) (LOC; Wells Fargo Bank)	0.15	2/7/13	1,100,000	[a]	1,100,000
California Infrastructure and Economic Development Bank,
Revenue (Southern California Public Radio
Project) (LOC; JPMorgan Chase Bank)	0.13	2/1/13	2,685,000	[a]	2,685,000
California Infrastructure and Economic Development Bank,
Revenue (SRI International) (LOC; Wells Fargo Bank)	0.11	2/7/13	2,610,000	[a]	2,610,000
California Infrastructure and Economic Development Bank,
Revenue, Refunding (Pacific Gas and Electric
Company) (LOC; Mizuho Corporate Bank)	0.10	2/1/13	10,800,000	[a]	10,800,000
California Municipal Finance Authority, Revenue
(Notre Dame High School, San Jose) (LOC; Comerica Bank)	0.15	2/7/13	1,000,000	[a]	1,000,000
California Municipal Finance Authority,
Revenue (Trinity School) (LOC; Comerica Bank)	0.15	2/7/13	680,000	[a]	680,000
California Pollution Control Financing Authority, EIR
(Air Products and Chemicals, Inc./Wilmington Facility)	0.10	2/1/13	21,100,000	[a]	21,100,000
California Pollution Control Financing Authority, EIR
(Air Products Manufacturing Corporation Project)	0.10	2/1/13	1,000,000	[a]	1,000,000
California Pollution Control Financing Authority, PCR, Refunding
(Pacific Gas and Electric Company) (LOC; JPMorgan Chase Bank)	0.08	2/1/13	2,700,000	[a]	2,700,000
California Pollution Control Financing Authority, SWDR
(Athens Services Project) (LOC; Wells Fargo Bank)	0.10	2/7/13	25,365,000	[a]	25,365,000
California Pollution Control Financing Authority, SWDR
(Big Bear Disposal, Inc. Project) (LOC; Union Bank NA)	0.11	2/7/13	2,325,000	[a]	2,325,000
California Pollution Control Financing Authority, SWDR
(Crown Disposal Company, Inc. Project) (LOC; Union Bank NA)	0.11	2/7/13	2,825,000	[a]	2,825,000

Dreyfus California AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
California (continued)
California Pollution Control Financing Authority, SWDR
(Garden City Sanitation, Inc. Project) (LOC; Comerica Bank)	0.12	2/7/13	1,770,000	[a]	1,770,000
California Pollution Control Financing Authority, SWDR
(Garden City Sanitation, Inc. Project) (LOC; Union Bank NA)	0.11	2/7/13	8,130,000	[a]	8,130,000
California Pollution Control Financing Authority, SWDR
(Mission Trail Waste Systems, Inc. Project) (LOC; Comerica Bank)	0.12	2/7/13	2,550,000	[a]	2,550,000
California Pollution Control Financing Authority, SWDR
(South Bay Recycling Project) (LOC; Union Bank NA)	0.11	2/7/13	2,450,000	[a]	2,450,000
California Pollution Control Financing Authority, SWDR, Refunding
(BLT Enterprises of Fremont LLC Project) (LOC; Union Bank NA)	0.11	2/7/13	9,065,000	[a]	9,065,000
California Pollution Control Financing Authority, SWDR,
Refunding (MarBorg Industries Project) (LOC; Union Bank NA)	0.11	2/7/13	3,035,000	[a]	3,035,000
California School Cash Reserve Program Authority, Revenue	2.00	2/1/13	11,480,000		11,480,000
California School Cash Reserve Program Authority, Revenue	2.00	4/26/13	17,700,000		17,761,667
California School Cash Reserve Program Authority, Revenue	2.00	4/26/13	3,500,000		3,512,194
California School Cash Reserve Program Authority, Revenue	2.00	6/3/13	2,000,000		2,009,964
California School Cash Reserve Program Authority, Revenue	2.00	10/1/13	5,900,000		5,970,399
California School Cash Reserve Program Authority, Revenue	2.00	10/1/13	1,530,000		1,547,742
California Statewide Communities Development Authority,
Revenue (Goodwill of Santa Cruz) (LOC; Wells Fargo Bank)	0.15	2/7/13	1,640,000	[a]	1,640,000
California Statewide Communities Development Authority,
Revenue (Metropolitan Area Advisory Committee
Project) (LOC; Bank of America)	0.20	2/7/13	3,190,000	[a]	3,190,000
California Statewide Communities Development Authority, Revenue
(Tiger Woods Learning Center Foundation) (LOC; Bank of America)	0.19	2/7/13	4,725,000	[a]	4,725,000
Deutsche Bank Spears/Lifers Trust (Series DBE-525)
(Golden State Tobacco Securitization Corporation, Enhanced
Tobacco Settlement Asset-Backed Bonds) (Liquidity Facility;
Deutsche Bank AG and LOC; Deutsche Bank AG)	0.20	2/7/13	5,010,000 [a,b,c]		5,010,000
Deutsche Bank Spears/Lifers Trust (Series DBE-561)
(Azusa Public Financing Authority, Parity Revenue
(Water System Capital Improvements Program) (Liquidity
Facility; Deutsche Bank AG and LOC; Deutsche Bank AG)	0.20	2/7/13	5,115,000 [a,b,c]		5,115,000
Deutsche Bank Spears/Lifers Trust (Series DBE-575)
(Elk Grove Finance Authority, Special Tax Revenue) (Liquidity
Facility; Deutsche Bank AG and LOC; Deutsche Bank AG)	0.20	2/7/13	5,020,000 [a,b,c,d]		5,020,000
Deutsche Bank Spears/Lifers Trust (Series DBE-1013)
(Fontana Public Financing Authority, Tax Allocation
Revenue (North Fontana Redevelopment Project)) (Liquidity
Facility; Deutsche Bank AG and LOC; Deutsche Bank AG)	0.25	2/7/13	5,200,000 [a,b,c]		5,200,000
Deutsche Bank Spears/Lifers Trust (Series DBE-1083)
(California Health Facilities Financing Authority, Revenue
(Catholic Healthcare West)) (Liquidity Facility;
Deutsche Bank AG and LOC; Deutsche Bank AG)	0.16	2/7/13	3,000,000 [a,b,c]		3,000,000

The Funds	47

STATEMENT OF INVESTMENTS (continued)

Dreyfus California AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
California (continued)
Irvine Assessment District Number 97-17, Limited Obligation
Improvement Bonds (LOC: California State Teachers
Retirement System and State Street Bank and Trust Co.)	0.10	2/1/13	4,000,000	[a]	4,000,000
Irvine Reassessment District Number 05-21, Limited Obligation
Improvement Bonds (LOC: California State Teachers
Retirement System and U.S. Bank NA)	0.07	2/1/13	30,000,000	[a,d]	30,000,000
Loma Linda, HR (Loma Linda University
Medical Center) (LOC; Bank of America)	0.13	2/7/13	24,800,000	[a]	24,800,000
Los Angeles County Metropolitan Transportation Authority,
Proposition C Sales Tax Revenue, Refunding
(Liquidity Facility; Mizuho Corporate Bank)	0.10	2/1/13	8,300,000	[a]	8,300,000
Los Angeles Municipal Improvement Corporation,
LR, CP (LOC; Wells Fargo Bank)	0.20	3/6/13	3,000,000		3,000,000
Manteca Redevelopment Agency, Subordinate Tax Allocation
Revenue, Refunding (Amended Merged Project Area)
(LOC; State Street Bank and Trust Co.)	0.09	2/1/13	12,785,000	[a,d]	12,785,000
Menlo Park Community Development Agency, Tax Allocation
Revenue, Refunding (Las Pulgas Community Development
Project) (LOC; State Street Bank and Trust Co.)	0.09	2/1/13	19,400,000	[a,d]	19,400,000
Pittsburg Redevelopment Agency, Subordinate Tax Allocation
Revenue (Los Medanos Community Development Project)
(Liquidity Facility: California State Teachers Retirement
System and State Street Bank and Trust Co.)	0.09	2/1/13	24,050,000	[a,d]	24,050,000
Ravenswood City School District, GO Notes, TRAN	1.00	2/4/13	1,000,000		1,000,053
Riverside County Transportation Commission,
Sales Tax Revenue (Liquidity Facility; JPMorgan Chase Bank)	0.10	2/7/13	9,200,000	[a]	9,200,000
Sacramento County Housing Authority, MFHR,
Refunding (Stonebridge Apartments) (LOC; FNMA)	0.20	2/7/13	8,000,000	[a]	8,000,000
San Bernardino County, MFHR, Refunding (Somerset
Apartments) (Liquidity Facility; FNMA and LOC; FNMA)	0.19	2/7/13	1,800,000	[a]	1,800,000
San Diego County, COP (Museum of Contemporary Art
San Diego) (LOC; Northern Trust Company)	0.10	2/7/13	1,850,000	[a]	1,850,000
San Diego County and San Diego County School
Districts, TRAN, Program Note Participations	2.00	4/30/13	4,700,000		4,719,215
San Pablo Redevelopment Agency, Subordinate Tax
Allocation Revenue (Tenth Township Redevelopment
Project) (LOC; Union Bank NA)	0.09	2/1/13	20,170,000	[a]	20,170,000
Tahoe Forest Hospital District, Revenue (LOC; U.S. Bancorp)	0.09	2/1/13	3,655,000	[a]	3,655,000
Vacaville, MFMR (Quail Run Apartments)
(Liquidity Facility; FNMA and LOC; FNMA)	0.10	2/7/13	400,000	[a]	400,000

Dreyfus California AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
U.S. Related—5.0%
Puerto Rico Sales Tax Financing Corporation,
Sales Tax Revenue (Citigroup ROCS, Series
RR II R-11765) (Liquidity Facility; Citibank NA)	0.13	2/7/13	19,000,000 [a,b,c,d]	19,000,000
Puerto Rico Sales Tax Financing Corporation,
Sales Tax Revenue (Citigroup ROCS, Series
RR II R-11996X) (Liquidity Facility; Citibank NA)	0.12	2/7/13	3,045,000 [a,b,c,d]	3,045,000

Total Investments (cost $444,326,234)			99.8%	444,326,234
Cash and Receivables (Net)			.2%	673,310
Net Assets			100.0%	444,999,544

a Variable rate demand note—rate shown is the interest rate in effect at January 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At January 31, 2013, these securities amounted to $45,390,000 or 10.2% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
[d] At January 31, 2013, the fund had $113,300,000 or 25.5% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from special tax.

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
F1 +, F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	97.4
F2		VMIG2,MIG2, P2		SP2, A2	2.6
					100.0

† Based on total investments.
See notes to financial statements.

The Funds	49

STATEMENT OF INVESTMENTS

January 31, 2013

Dreyfus New York AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments—99.7%
New York—97.3%
Albany Industrial Development Agency, Civic Facility Revenue
(The College of Saint Rose Project) (LOC; Wells Fargo Bank)	0.10	2/7/13	2,500,000	[a,b]	2,500,000
Albany Industrial Development Agency, Civic Facility Revenue
(The College of Saint Rose Project) (LOC; Wells Fargo Bank)	0.10	2/7/13	2,800,000	[a,b]	2,800,000
Auburn, GO Notes, BAN	1.00	5/31/13	1,500,000		1,502,450
Auburn City School District, GO Notes, BAN	1.00	6/26/13	2,000,000	[b]	2,003,719
Ausable Valley Central School District, GO Notes, BAN	1.50	4/5/13	1,500,000	[b]	1,501,981
Broome County Industrial Development Agency, Continuing Care
Retirement Community Revenue (Good Shepherd Village
at Endwell, Inc. Project) (LOC; M&T Trust)	0.15	2/7/13	3,250,000	[a]	3,250,000
Campbell-Savona Central School District, GO Notes, BAN	1.50	6/21/13	1,000,000	[b]	1,003,161
Cayuga County, GO Notes, BAN	1.25	2/8/13	1,000,000		1,000,124
Dutchess County Industrial Development Agency,
Civic Facility Revenue (Anderson Foundation for
Autism, Inc. Project) (LOC; M&T Trust)	0.15	2/7/13	3,905,000	[a]	3,905,000
Dutchess County Industrial Development Agency, Revenue
(Trinity-Pawling School Corporation Civic Facility) (LOC; PNC Bank NA)	0.11	2/7/13	1,000,000	[a,b]	1,000,000
East Farmingdale Volunteer Fire Company Inc.,
Volunteer Fire Department Revenue (LOC; Citibank NA)	0.44	2/7/13	3,740,000	[a]	3,740,000
Franklin County Industrial Development Agency, Civic Facility
Revenue (Paul Smith’s College Project) (LOC; U.S. Bank NA)	0.12	2/7/13	935,000	[a,b]	935,000
Franklin County Industrial Development Agency, Civic Facility
Revenue (Trudeau Institute, Inc. Project) (LOC; HSBC Bank USA)	0.16	2/7/13	1,715,000	[a]	1,715,000
Franklin County Industrial Development Agency, Civic Facility
Revenue (Trudeau Institute, Inc. Project) (LOC; HSBC Bank USA)	0.16	2/7/13	130,000	[a]	130,000
Hamburg Central School District, GO Notes, BAN	1.50	6/14/13	2,900,000	[b]	2,909,024
Hamburg Village, GO Notes, BAN	1.00	7/18/13	2,400,000		2,404,360
Hornell City School District, GO Notes, BAN	1.25	6/28/13	1,500,000	[b]	1,503,298
Monroe County Industrial Development Agency, Civic Facility Revenue
(The Glen at Cherry Ridge, LLC Project) (LOC; HSBC Bank USA)	0.12	2/7/13	4,800,000	[a]	4,800,000
Naples Central School District, GO Notes, BAN	1.00	6/28/13	1,450,000	[b]	1,452,442
New York City, GO Notes (Citigroup ROCS,
Series RR II R-14045) (Liquidity Facility; Citibank NA)	0.11	2/7/13	1,500,000 [a,c,d]		1,500,000
New York City, GO Notes (LOC; California
Public Employees Retirement System)	0.13	2/1/13	4,850,000	[a]	4,850,000
New York City, GO Notes (LOC; Mizuho Corporate Bank Ltd)	0.12	2/1/13	1,400,000	[a]	1,400,000
New York City Capital Resource Corporation, Revenue
(Loan Enhanced Assistance Program—Cobble Hill Health
Center, Inc. Project) (LOC; Bank of America)	0.17	2/7/13	2,600,000	[a]	2,600,000
New York City Capital Resource Corporation, Revenue
(Loan Enhanced Assistance Program—Natural Resources
Defense Council, Inc. Project) (LOC; Bank of America)	0.17	2/7/13	4,000,000	[a]	4,000,000
New York City Capital Resource Corporation, Revenue
(Loan Enhanced Assistance Program—Poly Prep Country
Day School Project) (LOC; Bank of America)	0.17	2/7/13	3,195,000	[a,b]	3,195,000
New York City Capital Resource Corporation, Revenue
(Loan Enhanced Assistance Program—Village Center
for Care Project) (LOC; Bank of America)	0.17	2/7/13	1,175,000	[a]	1,175,000

Dreyfus New York AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
New York (continued)
New York City Housing Development Corporation,
Multi-Family Rental Housing (Queenswood Housing
Revenue (Queenswood Apartments Project)
(Liquidity Facility; FHLMC and LOC; FHLMC)	0.09	2/7/13	3,425,000	[a]	3,425,000
New York City Industrial Development Agency, Civic Facility
Revenue (Birch Wathen Lenox School Project) (LOC; TD Bank)	0.18	2/7/13	3,985,000	[a,b]	3,985,000
New York City Industrial Development Agency, Civic Facility
Revenue (Children’s Oncology Society of New York, Inc.
Project) (LOC; JPMorgan Chase Bank)	0.12	2/7/13	2,600,000	[a]	2,600,000
New York City Industrial Development Agency,
Civic Facility Revenue (Sephardic Community
Youth Center, Inc. Project) (LOC; M&T Trust)	0.15	2/7/13	4,700,000	[a]	4,700,000
New York City Industrial Development Agency, Civic Facility
Revenue (Spence-Chapin, Services to Families and
Children Project) (LOC; TD Bank)	0.18	2/7/13	3,000,000	[a]	3,000,000
New York City Municipal Water Finance Authority, Water and
Sewer System Second General Resolution Revenue
(Liquidity Facility; Bank of Nova Scotia)	0.10	2/1/13	3,500,000	[a]	3,500,000
New York City Transitional Finance Authority, Future Tax
Secured Subordinate Revenue (Liquidity Facility;
California State Teachers Retirement System)	0.11	2/1/13	3,600,000	[a]	3,600,000
New York Liberty Development Corporation, Liberty Revenue,
Refunding (World Trade Center Project—Towers 3-4)
(LOC; JPMorgan Chase Bank)	0.13	2/7/13	1,035,000	[a]	1,035,000
New York Liberty Development Corporation, Liberty Revenue,
Refunding (World Trade Center Project—Towers 3-4)
(LOC; JPMorgan Chase Bank)	0.13	2/7/13	180,000	[a]	180,000
New York Liberty Development Corporation, Recovery Zone Revenue
(3 World Trade Center Project) (LOC; JPMorgan Chase Bank)	0.13	2/7/13	585,000	[a]	585,000
New York Liberty Development Corporation, Recovery Zone Revenue
(3 World Trade Center Project) (LOC; JPMorgan Chase Bank)	0.13	2/7/13	515,000	[a]	515,000
New York State Dormitory Authority, Revenue
(Beverwyck, Inc.) (LOC; Bank of America)	0.14	2/7/13	1,600,000	[a]	1,600,000
New York State Environmental Facilities Corporation,
State Clean Water and Drinking Water Revolving Funds
Revenue (New York City Municipal Water Finance
Authority Projects—Second Resolution Bonds)	2.00	6/15/13	150,000		150,883
New York State Housing Finance Agency, Housing
Revenue (160 West 62nd Street) (LOC; Wells Fargo Bank)	0.10	2/7/13	6,000,000	[a]	6,000,000
New York State Housing Finance Agency, Housing
Revenue (Baisley Park Gardens) (LOC; Citibank NA)	0.19	2/7/13	6,000,000	[a]	6,000,000
Niagara Area Development Corporation, Revenue,
Refunding (Niagara University Project) (LOC; HSBC Bank USA)	0.11	2/7/13	2,005,000	[a,b]	2,005,000
Niagara Wheatfield Central School District,
GO Notes, BAN (Various Improvements)	1.50	3/27/13	1,000,000	[b]	1,001,249
Odessa-Montour Central School District, GO Notes, BAN	1.50	6/14/13	1,100,000	[b]	1,103,383
Orange County Industrial Development Agency, Civic Facility
Revenue (Tuxedo Park School Project) (LOC; M&T Trust)	0.15	2/7/13	1,000,000	[a,b]	1,000,000
Port Authority of New York and New Jersey, Equipment Notes	0.15	2/7/13	2,800,000	[a]	2,800,000

The Funds	51

STATEMENT OF INVESTMENTS (continued)

Dreyfus New York AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
New York (continued)
Suffolk County Industrial Development Agency, Civic Facility Revenue
(Hampton Day School Civic Facility) (LOC; JPMorgan Chase Bank)	0.15	2/7/13	1,000,000	[a,b]	1,000,000
Sullivan County, GO Notes, BAN	1.25	3/8/13	1,200,000		1,200,743
Sullivan County, GO Notes, BAN	1.50	3/8/13	1,000,000		1,000,810
Sullivan County, GO Notes, TAN	1.25	3/15/13	1,000,000		1,000,858
Syracuse Industrial Development Agency, Civic
Facility Revenue (Community Development
Properties—Vanderbilt/Larned Project) (LOC; M&T Trust)	0.14	2/7/13	1,400,000	[a]	1,400,000
Triborough Bridge and Tunnel Authority, General Revenue (MTA Bridges
and Tunnels) (LOC; California Public Employees Retirement System)	0.11	2/1/13	900,000	[a]	900,000
Triborough Bridge and Tunnel Authority, General Revenue,
Refunding (MTA Bridges and Tunnels) (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.15	2/1/13	5,100,000	[a]	5,100,000
West Seneca Central School District, GO Notes, BAN	1.00	11/27/13	2,615,000	[b]	2,623,508
Westchester County Industrial Development Agency, Civic Facility Revenue
(The Masters School Civic Facility) (LOC; JPMorgan Chase Bank)	0.14	2/7/13	1,635,000	[a,b]	1,635,000
U.S. Related—2.4%
Puerto Rico Commonwealth, Public Improvement
GO Notes, Refunding (LOC; Barclays Bank PLC)	0.10	2/7/13	2,000,000	[a]	2,000,000
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
(Citigroup ROCS, Series RR II R-11762) (Liquidity Facility; Citibank NA)	0.13	2/7/13	1,000,000 [a,c,d]		1,000,000

Total Investments (cost $126,421,993)			99.7%		126,421,993
Cash and Receivables (Net)			.3%		451,136
Net Assets			100.0%		126,873,129

a Variable rate demand note—rate shown is the interest rate in effect at January 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b At January 31, 2013, the fund had $35,156,765 or 27.7% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At January 31, 2013, these securities amounted to $2,500,000 or 2.0% of net assets.
[d] The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	61.2
F2		VMIG2,MIG2,P2		SP2,A2	13.4
AAA,AA,Ae		Aaa,Aa,Ae		AAA,AA,Ae	3.0
Not Rated[f]		Not Rated[f]		Not Rated[f]	22.4
					100.0

† Based on total investments.
e Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
f Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Funds	53

STATEMENT OF ASSETS AND LIABILITIES

(amounts in thousands, except Net Asset Value Per Share)

January 31, 2013

			Dreyfus		Dreyfus	Dreyfus		Dreyfus
	Dreyfus		Government		Government	Treasury &		Treasury
	Cash		Cash		Prime Cash	Agency Cash		Prime Cash
	Management		Management		Management	Management		Management
Assets ($):
Investments at value—Note 1(a,b)†	28,154,285	[a]	16,321,201	[a]	4,804,516	18,042,377	[a]	33,065,577
Cash	—		17		480	—		1,664
Interest receivable	12,393		20,193		1,781	26,993		34,813
Receivable for shares of Beneficial Interest subscribed	55		—		—	—		—
Prepaid expenses and other assets	111		99		90	72		125
	28,166,844		16,341,510		4,806,867	18,069,442		33,102,179
Liabilities ($):
Due to The Dreyfus Corporation
and affiliates—Note 2(c)	5,054		2,060		480	1,660		2,494
Cash overdraft due to Custodian	54		—		—	257		—
Payable for investment securities purchased	100,000		—		—	—		—
Payable for shares of Beneficial
Interest redeemed	8,888		25		—	—		2,038
Accrued expenses	192		200		117	147		186
	114,188		2,285		597	2,064		4,718
Net Assets ($)	28,052,656		16,339,225		4,806,270	18,067,378		33,097,461
Composition of Net Assets ($):
Paid-in capital	28,052,654		16,339,257		4,806,294	18,067,379		33,097,599
Accumulated net realized gain (loss) on investments	2		(32)		(24)	(1)		(138)
Net Assets ($)	28,052,656		16,339,225		4,806,270	18,067,378		33,097,461
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	23,193,207		13,228,266		3,518,598	14,498,847		24,581,949
Shares Outstanding	23,193,202		13,228,323		3,518,614	14,498,848		24,582,037
Net Asset Value Per Share ($)	1.00		1.00		1.00	1.00		1.00
Investor Shares
Net Assets ($)	2,692,003		1,766,148		453,596	2,270,017		4,067,494
Shares Outstanding	2,692,006		1,766,152		453,600	2,270,018		4,067,525
Net Asset Value Per Share ($)	1.00		1.00		1.00	1.00		1.00

		Dreyfus	Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Government	Government	Treasury &	Treasury
	Cash	Cash	Prime Cash	Agency Cash	Prime Cash
	Management	Management	Management	Management	Management
Net Asset Value Per Share (continued)
Administrative Shares
Net Assets ($)	1,271,175	978,966	567,735	620,440	749,657
Shares Outstanding	1,271,180	978,967	567,738	620,440	749,660
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Participant Shares
Net Assets ($)	768,484	287,322	229,473	603,156	3,674,210
Shares Outstanding	768,479	287,322	229,477	603,156	3,674,226
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Service Shares
Net Assets ($)	—	—	—	15,393	—
Shares Outstanding	—	—	—	15,393	—
Net Asset Value Per Share ($)	—	—	—	1.00	—
Select Shares
Net Assets ($)	—	—	—	6,319	—
Shares Outstanding	—	—	—	6,318	—
Net Asset Value Per Share ($)	—	—	—	1.00	—
Agency Shares
Net Assets ($)	127,787	78,523	36,868	28,052	24,151
Shares Outstanding	127,787	78,524	36,869	28,052	24,151
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Premier Shares
Net Assets ($)	—	—	—	25,154	—
Shares Outstanding	—	—	—	25,154	—
Net Asset Value Per Share ($)	—	—	—	1.00	—
† Investments at cost ($)	28,154,285	16,321,201	4,804,516	18,042,377	33,065,577

a Amount includes repurchase agreements of $2,815,000,000, $4,789,000,000 and $8,696,000,000 for Dreyfus Cash Management, Dreyfus Government Cash Management and
Dreyfus Treasury & Agency Cash Management, respectively, See Note 1(c).

See notes to financial statements.

The Funds	55

STATEMENT OF ASSETS AND LIABILITIES (continued)
(amounts in thousands, except Net Asset Value Per Share)

January 31, 2013

				Dreyfus	Dreyfus
	Dreyfus	Dreyfus	Dreyfus	California	New York
Municipal Cash		New York	Tax Exempt	AMT-Free	AMT-Free
Management		Municipal Cash	Cash Municipal Cash		Municipal Cash
	Plus	Management	Management	Management	Management
Assets ($):
Investments at value—Note 1(a,b)†	788,876	355,737	2,318,277	444,326	126,422
Cash	6,951	515	811	343	278
Interest receivable	780	575	2,160	532	184
Prepaid expenses	36	17	101	8	49
	796,643	356,844	2,321,349	445,209	126,933
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)	127	57	284	52	19
Payable for investment securities purchased	4,632	—	—	100	—
Payable for shares of Beneficial Interest redeemed	59	246	93	7	—
Accrued expenses	60	62	99	50	41
	4,878	365	476	209	60
Net Assets ($)	791,765	356,479	2,320,873	445,000	126,873
Composition of Net Assets ($):
Paid-in capital	791,775	356,478	2,320,876	445,000	126,873
Accumulated net realized gain (loss) on investments	(10)	1	(3)	—	—
Net Assets ($)	791,765	356,479	2,320,873	445,000	126,873
Net Asset Value Per Share
Instititutional Shares
Net Assets ($)	352,511	133,276	1,775,527	198,492	83,067
Shares Outstanding	352,381	133,277	1,775,530	198,487	83,043
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Investor Shares
Net Assets ($)	210,525	199,883	442,625	211,609	36,653
Shares Outstanding	210,447	199,884	442,625	211,603	36,644
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Administrative Shares
Net Assets ($)	208,190	10,136	66,416	1,369	6,088
Shares Outstanding	208,115	10,136	66,416	1,370	6,086
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Participant Shares
Net Assets ($)	20,524	13,184	36,305	33,530	—[a]
Shares Outstanding	20,516	13,184	36,305	33,529	—[a]
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	—[a]
Agency Shares
Net Assets ($)	15	—[b]	—	—[c]	—
Shares Outstanding	15	—[b]	—	—[c]	—
Net Asset Value Per Share ($)	1.00	—[b]	—	—[c]	—
Classic Shares
Net Assets ($)	—	—	—	—	1,065
Shares Outstanding	—	—	—	—	1,064
Net Asset Value Per Share ($)	—	—	—	—	1.00
† Investments at cost ($)	788,876	355,737	2,318,277	444,326	126,422

a Effective September 14, 2012, Dreyfus NewYork AMT-Free Municipal Cash Management had terminated its Participant Shares.
b Effective September 14, 2012, Dreyfus NewYork Municipal Cash Management had terminated its Agency Shares.
c Effective September 14, 2012, Dreyfus California AMT-Free Municipal Cash Management had terminated its Agency Shares.

See notes to financial statements.

STATEMENT OF OPERATIONS

(amounts in thousands)

Year Ended January 31, 2013

		Dreyfus	Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Government	Government	Treasury &	Treasury
	Cash	Cash	Prime Cash	Agency Cash	Prime Cash
	Management	Management	Management	Management	Management
Investment Income ($):
Interest Income	78,981	30,570	5,602	26,835	25,488
Expenses:
Management fee—Note 2(a)	54,439	36,716	9,442	37,434	57,035
Service plan fees—Note 2(b)	12,197	6,348	2,698	9,739	23,146
Custodian fees—Note 2(c)	816	560	179	643	846
Shareholder servicing costs—Note 2(c)	599	288	134	449	1,175
Registration fees	220	191	159	164	208
Trustees’ fees and expenses—Note 2(d)	171	111	28	114	166
Prospectus and shareholders’ reports	156	107	50	36	183
Professional fees	57	61	50	81	67
Miscellaneous	461	317	142	324	401
Total Expenses	69,116	44,699	12,882	48,984	83,227
Less—reduction in expenses
due to undertaking—Note 2(a)	(8,239)	(15,424)	(7,281)	(24,009)	(57,747)
Less—reduction in fees due to
earnings credits—Note 2(c)	(10)	(34)	(1)	(2)	(2)
Net Expenses	60,867	29,241	5,600	24,973	25,478
Investment Income—Net	18,114	1,329	2	1,862	10
Net Realized Gain (Loss) on
Investments—Note 1(b) ($)	245	(32)	24	(1)	113
Net Increase in Net Assets
Resulting from Operations	18,359	1,297	26	1,861	123

See notes to financial statements.

The Funds	57

STATEMENT OF OPERATIONS (continued)
(amounts in thousands)

Year Ended January 31, 2013

				Dreyfus	Dreyfus
	Dreyfus	Dreyfus	Dreyfus	California	New York
	Municipal Cash	New York	Tax Exempt	AMT-Free	AMT-Free
	Management	Municipal Cash	Cash	Municipal Cash	Municipal Cash
	Plus	Management	Management	Management	Management
Investment Income ($):
Interest Income	1,890	1,182	5,100	1,005	394
Expenses:
Management fee—Note 2(a)	1,532	987	4,939	898	286
Service plan fees—Note 2(b)	871	599	1,126	749	130
Registration fees	101	43	113	17	84
Professional fees	75	79	77	49	43
Custodian fees—Note 2(c)	66	42	121	42	18
Prospectus and shareholders’ reports	12	12	17	9	11
Shareholder servicing costs—Note 2(c)	9	16	489	7	9
Trustees’ fees and expenses—Note 2(d)	5	3	15	3	1
Miscellaneous	64	57	138	35	37
Total Expenses	2,735	1,838	7,035	1,809	619
Less—reduction in expenses
due to undertakings—Note 2(a)	(887)	(683)	(1,953)	(828)	(226)
Less—reduction in fees
due to earnings credits—Note 2(c)	—[a]	—[a]	—[a]	—[a]	—[a]
Net Expenses	1,848	1,155	5,082	981	393
Investment Income—Net	42	27	18	24	1
Net Realized Gain (Loss) on
Investments—Note 1(b) ($)	—[a]	1	—	212	—
Net Increase in Net Assets
Resulting from Operations	42	28	18	236	1
a Amount represents less than $1,000.
See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

(amounts in thousands)

			Dreyfus Government
	Dreyfus Cash Management		Cash Management
	Year Ended January 31,		Year Ended January 31,
	2013	2012	2013	2012
Operations ($):
Investment income—net	18,114	17,381	1,329	98
Net realized gain (loss) on investments	245	5	(32)	41
Net Increase (Decrease) in Net Assets
Resulting from Operations	18,359	17,386	1,297	139
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(18,209)	(17,442)	(1,106)	(99)
Investor Shares	(26)	(7)	(127)	(1)
Administrative Shares	(42)	(47)	(79)	—[a]
Participant Shares	(6)	(3)	(16)	—[a]
Agency Shares	(56)	(23)	(18)	—[a]
Total Dividends	(18,339)	(17,522)	(1,346)	(100)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	92,476,479	109,929,147	81,658,018	113,164,798
Investor Shares	8,945,378	10,284,538	5,945,485	5,582,368
Administrative Shares	5,118,256	2,292,757	2,673,619	4,552,439
Participant Shares	1,719,835	2,152,712	1,444,028	2,294,304
Agency Shares	1,082,358	840,749	1,145,107	194,307
Net assets received in connection
with reorganization—Note 1	—	4,064,792	—	—
Dividends reinvested:
Institutional Shares	2,843	3,200	229	27
Investor Shares	9	3	85	—[a]
Administrative Shares	24	12	65	—[a]
Participant Shares	6	2	12	—[a]
Agency Shares	2	—[a]	—[a]	—
Cost of shares redeemed:
Institutional Shares	(91,981,388)	(115,129,031)	(86,511,520)	(115,612,213)
Investor Shares	(9,244,035)	(10,382,079)	(5,689,428)	(5,776,907)
Administrative Shares	(4,788,484)	(2,516,455)	(2,797,553)	(4,540,881)
Participant Shares	(1,777,233)	(2,115,132)	(1,445,987)	(2,535,843)
Agency Shares	(1,140,678)	(714,801)	(1,152,113)	(239,102)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	413,372	(1,289,586)	(4,729,953)	(2,916,703)
Total Increase (Decrease) In Net Assets	413,392	(1,289,722)	(4,730,002)	(2,916,664)
Net Assets ($):
Beginning of Period	27,639,264	28,928,986	21,069,227	23,985,891
End of Period	28,052,656	27,639,264	16,339,225	21,069,227
Accumulated distributions in excess of
investment income—net	—	(2)	—	—

a Amount represents less than $1,000.
See notes to financial statements.

The Funds	59

STATEMENT OF CHANGES IN NET ASSETS (continued)
(amounts in thousands)

	Dreyfus Government		Dreyfus Treasury &
	Prime Cash Management		Agency Cash Management
	Year Ended January 31,		Year Ended January 31,
	2013	2012	2013	2012
Operations ($):
Investment income—net	2	1	1,862	1,355
Net realized gain (loss) on investments	24	(48)	(1)	192
Net Increase (Decrease) in Net Assets
Resulting from Operations	26	(47)	1,861	1,547
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(2)	(1)	(1,499)	(1,223)
Investor Shares	—[a]	—[a]	(231)	(199)
Administrative Shares	—[a]	—[a]	(61)	(51)
Participant Shares	—[a]	—[a]	(77)	(59)
Service Shares	—	—	(2)	(1)
Select Shares	—	—	(1)	(2)
Agency Shares	—[a]	—[a]	(3)	(3)
Premier Shares	—	—	(3)	(4)
Total Dividends	(2)	(1)	(1,877)	(1,542)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	9,240,101	12,249,844	61,008,789	69,411,956
Investor Shares	1,278,337	1,309,992	8,759,746	9,318,248
Administrative Shares	3,740,470	4,394,882	1,849,288	2,103,860
Participant Shares	395,043	688,559	3,336,778	3,087,091
Service Shares	—	—	11,154	36,339
Select Shares	—	—	21,388	46,006
Agency Shares	53,125	106,658	94,825	37,483
Premier Shares	—	—	351,697	384,613
Dividends reinvested:
Institutional Shares	—[a]	—[a]	444	342
Investor Shares	—[a]	—[a]	60	38
Administrative Shares	—[a]	—[a]	40	29
Participant Shares	—[a]	—[a]	49	32
Service Shares	—	—	—[a]	—[a]
Cost of shares redeemed:
Institutional Shares	(9,264,963)	(11,498,089)	(63,056,962)	(60,809,846)
Investor Shares	(1,306,838)	(1,384,843)	(8,665,795)	(8,965,283)
Administrative Shares	(3,805,024)	(4,323,871)	(1,830,964)	(1,924,122)
Participant Shares	(391,128)	(939,334)	(3,622,551)	(2,616,381)
Service Shares	—	—	(27,679)	(9,591)
Select Shares	—	—	(38,874)	(41,310)
Agency Shares	(27,819)	(150,808)	(89,570)	(52,966)
Premier Shares	—	—	(357,344)	(405,988)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(88,696)	452,990	(2,255,481)	9,600,550
Total Increase (Decrease) In Net Assets	(88,672)	452,942	(2,255,497)	9,600,555
Net Assets ($):
Beginning of Period	4,894,942	4,442,000	20,322,875	10,722,320
End of Period	4,806,270	4,894,942	18,067,378	20,322,875

a Amount represents less than $1,000.
See notes to financial statements.

	Dreyfus Treasury		Dreyfus Municipal
	Prime Cash Management		Cash Management Plus
	Year Ended January 31,		Year Ended January 31,
	2013	2012	2013	2012
Operations ($):
Investment income—net	10	8	42	116
Net realized gain (loss) on investments	113	(251)	—[a]	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	123	(243)	42	116
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(8)	(46)	(42)	(100)
Investor Shares	(1)	(10)	—[a]	—[a]
Administrative Shares	—[a]	(3)	—[a]	(16)
Participant Shares	(1)	(7)	—[a]	—[a]
Agency Shares	—[a]	—[a]	—[a]	—[a]
Total Dividends	(10)	(66)	(42)	(116)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	55,332,002	64,662,447	1,526,121	1,287,413
Investor Shares	16,548,074	16,084,217	367,112	428,316
Administrative Shares	2,286,789	3,489,224	411,224	709,023
Participant Shares	12,306,117	12,420,251	48,715	44,217
Agency Shares	351,699	156,869	—	—[a]
Dividends reinvested:
Institutional Shares	1	12	18	66
Investor Shares	1	5	—[a]	—[a]
Administrative Shares	—[a]	1	—[a]	15
Participant Shares	1	5	—[a]	—[a]
Agency Shares	—[a]	—a	—[a]	—[a]
Cost of shares redeemed:
Institutional Shares	(49,638,348)	(60,789,778)	(1,520,125)	(1,303,879)
Investor Shares	(16,630,817)	(15,148,673)	(413,579)	(430,017)
Administrative Shares	(2,146,960)	(3,933,307)	(415,964)	(872,745)
Participant Shares	(11,498,332)	(11,717,225)	(53,180)	(41,746)
Agency Shares	(348,294)	(157,506)	—[a]	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	6,561,933	5,066,542	(49,658)	(179,337)
Total Increase (Decrease) In Net Assets	6,562,046	5,066,233	(49,658)	(179,337)
Net Assets ($):
Beginning of Period	26,535,415	21,469,182	841,423	1,020,760
End of Period	33,097,461	26,535,415	791,765	841,423

a Amount represents less than $1,000.
See notes to financial statements.

The Funds	61

STATEMENT OF CHANGES IN NET ASSETS (continued)
(amounts in thousands)

	Dreyfus New York Municipal		Dreyfus Tax Exempt
	Cash Management		Cash Management
	Year Ended January 31,		Year Ended January 31,
	2013	2012	2013	2012
Operations ($):
Investment income—net	27	152	18	680
Net realized gain (loss) on investments	1	—	—	8
Net Increase (Decrease) in Net Assets
Resulting from Operations	28	152	18	688
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(27)	(152)	(18)	(687)
Investor Shares	—[a]	(1)	—[a]	(2)
Administrative Shares	—[a]	(2)	—[a]	(2)
Participant Shares	—[a]	—[a]	—[a]	—[a]
Agency Shares	—[a,b]	—	—	—[a,c]
Total Dividends	(27)	(155)	(18)	(691)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	319,114	546,920	7,995,575	8,627,380
Investor Shares	504,289	431,943	788,328	529,699
Administrative Shares	60,139	28,998	58,951	105,246
Participant Shares	54,830	39,049	89,293	87,588
Agency Shares	—[b]	—	—	417 [c]
Dividends reinvested:
Institutional Shares	4	39	6	262
Investor Shares	—[a]	1	—[a]	1
Administrative Shares	—[a]	2	—[a]	2
Participant Shares	—[a]	—[a]	—	—[a]
Cost of shares redeemed:
Institutional Shares	(506,120)	(686,027)	(8,301,833)	(9,376,532)
Investor Shares	(570,997)	(464,579)	(725,263)	(494,321)
Administrative Shares	(71,445)	(54,912)	(68,201)	(102,001)
Participant Shares	(52,257)	(50,235)	(80,254)	(69,254)
Agency Shares	(1)[b]	—	—	(461)[c]
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(262,444)	(208,801)	(243,398)	(691,974)
Total Increase (Decrease) In Net Assets	(262,443)	(208,804)	(243,398)	(691,977)
Net Assets ($):
Beginning of Period	618,922	827,726	2,564,271	3,256,248
End of Period	356,479	618,922	2,320,873	2,564,271

a Amount represents less than $1,000.
b Effective September 14, 2012, Dreyfus NewYork Municipal Cash Management had terminated its Agency Shares.
c Effective December 8, 2011, Dreyfus Tax Exempt Cash Management had terminated its Agency Shares.

See notes to financial statements.

	Dreyfus California AMT-Free		Dreyfus New York AMT-Free
	Municipal Cash Management		Municipal Cash Management
	Year Ended January 31,		Year Ended January 31,
	2013	2012	2013	2012
Operations ($):
Investment income—net	24	97	1	16
Net realized gain (loss) on investments	212	1	—	2
Net Increase (Decrease) in Net Assets
Resulting from Operations	236	98	1	18
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(112)	(97)	(2)	(16)
Investor Shares	(106)	—[a]	(1)	—[a]
Administrative Shares	(2)	(1)	—[a]	—[a]
Participant Shares	(16)	—[a]	—[a,b]	—[a]
Agency Shares	—[a,c]	—[a]	—	—
Classic Shares	—	—	—[a]	—
Total Dividends	(236)	(98)	(3)	(16)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	229,485	271,328	103,391	181,955
Investor Shares	760,107	518,998	123,695	165,569
Administrative Shares	28,990	23,002	16,538	21,288
Participant Shares	135,835	140,330	—[b]	—
Classic Shares	—	—	110,790	118,607
Dividends reinvested:
Institutional Shares	102	88	1	12
Investor Shares	97	—[a]	—[a]	—[a]
Administrative Shares	1	1	—[a]	—[a]
Participant Shares	16	—[a]	—[b]	—
Classic Shares	—	—	—[a]	—[a]
Cost of shares redeemed:
Institutional Shares	(205,257)	(232,587)	(122,554)	(160,271)
Investor Shares	(752,054)	(371,657)	(135,682)	(167,059)
Administrative Shares	(29,600)	(34,592)	(23,124)	(16,575)
Participant Shares	(163,971)	(126,459)	(10)[b]	—
Agency Shares	(1)[c]	—	—	—
Classic Shares	—	—	(109,997)	(127,569)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	3,750	188,452	(36,952)	15,957
Total Increase (Decrease) In Net Assets	3,750	188,452	(36,954)	15,959
Net Assets ($):
Beginning of Period	441,250	252,798	163,827	147,868
End of Period	445,000	441,250	126,873	163,827

a Amount represents less than $1,000.
b Effective September 14, 2012, Dreyfus NewYork AMT-Free Municipal Cash Management had terminated its Participant Shares.
c Effective September 14, 2012, Dreyfus California AMT-Free Municipal Cash Management had terminated its Agency Shares.

See notes to financial statements.

The Funds	63

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class of each fund for the fiscal periods indicated.All information reflects financial results for a single fund share.Total return shows how much your investment in each fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the funds’ financial statements. Please note that the financial highlights information in the following tables for Dreyfus New York AMT-Free Municipal Cash Management’s Institutional, Investor and Classic shares represents the financial highlights of Dreyfus New York AMT-Free Municipal Cash Management’s predecessor, BNY Hamilton New York AMT-Free Municipal Money Fund (New York AMT-Free Municipal Money Fund), before Dreyfus NewYork AMT-Free Municipal Cash Management commenced operations as of the close of business on September 12, 2008, and represents the performance of Dreyfus NewYork AMT-Free Municipal Cash Management’s Institutional, Investor and Classic shares thereafter. Before Dreyfus New York AMT-Free Municipal Cash Management commenced operations, all of the assets of the New York AMT-Free Municipal Money Fund were transferred to Dreyfus New York AMT-Free Municipal Cash Management in exchange for Institutional, Investor and Classic shares of the fund in a tax-free reorganization.Total return shows how much your investment in Dreyfus New York AMT-Free Municipal Cash Management would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from Dreyfus NewYork AMT-Free Municipal Cash Management’s predecessor’s financial statements.

		Per Share Data ($)						Ratios/Supplemental Data (%)
										Ratio of Net
	Net Asset			Dividends	Net Asset			Ratio of	Ratio of	Investment		Net Assets
	Value	Net		from Net	Value			Total Expenses	Net Expenses	Income to		End of
	Beginning	Investment		Investment	End	Total		to Average	to Average	Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Assets	Net Assets	Net Assets		($ x1,000,000)

Dreyfus Cash Management
Institutional Shares
Year Ended January 31,
2013	1.00	.001		(.001)	1.00	.08		.21	.21	.08		23,193
2012	1.00	.001		(.001)	1.00	.07		.21	.19	.07		22,695
2011	1.00	.001		(.001)	1.00	.15		.21	.21	.14		24,512
2010	1.00	.004		(.004)	1.00	.41		.22	.22	.40		34,291
2009	1.00	.026		(.026)	1.00	2.65		.21	.21	2.56		31,821
Investor Shares
Year Ended January 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.46	.29	.00	[b]	2,692
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.46	.26	.00	[b]	2,991
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.46	.35	.00	[b]	2,949
2010	1.00	.002		(.002)	1.00	.21		.47	.43	.23		3,457
2009	1.00	.024		(.024)	1.00	2.40		.47	.47	2.30		4,893
Administrative Shares
Year Ended January 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.31	.28	.00	[b]	1,271
2012	1.00	.000	[a]	(.000)[a]	1.00	.01		.31	.25	.00	[b]	941
2011	1.00	.001		(.001)	1.00	.05		.31	.30	.05		792
2010	1.00	.003		(.003)	1.00	.32		.32	.32	.31		1,113
2009	1.00	.025		(.025)	1.00	2.55		.31	.31	2.46		1,176
Participant Shares
Year Ended January 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.61	.29	.00	[b]	768
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.61	.25	.00	[b]	826
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.61	.36	.00	[b]	616
2010	1.00	.001		(.001)	1.00	.14		.63	.52	.15		591
2009	1.00	.022		(.022)	1.00	2.24		.62	.62	2.15		1,052
Agency Shares
Year Ended January 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.03		.27	.26	.03		128
2012	1.00	.000	[a]	(.000)[a]	1.00	.02		.27	.23	.01		186
2011	1.00	.001		(.001)	1.00	.09		.27	.27	.09		60
2010	1.00	.004		(.004)	1.00	.35		.29	.28	.42		90
2009	1.00	.026		(.026)	1.00	2.59		.28	.28	2.49		99

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

		Per Share Data ($)						Ratios/Supplemental Data (%)
										Ratio of Net
	Net Asset			Dividends	Net Asset			Ratio of	Ratio of	Investment		Net Assets
	Value	Net		from Net	Value			Total Expenses	Net Expenses	Income		End of
	Beginning	Investment		Investment	End	Total		to Average	to Average	to Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Assets	Net Assets	Net Assets		($ x1,000,000)

Dreyfus Government
Cash Management
Institutional Shares
Year Ended January 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.21	.16	.01		13,228
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.21	.13	.00	[b]	18,082
2011	1.00	.000	[a]	(.000)[a]	1.00	.04		.21	.21	.04		20,529
2010	1.00	.002		(.002)	1.00	.17		.22	.21	.18		23,963
2009	1.00	.020		(.020)	1.00	2.01		.22	.22	1.63		33,715
Investor Shares
Year Ended January 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.46	.16	.01		1,766
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.46	.13	.00	[b]	1,510
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.46	.25	.00	[b]	1,705
2010	1.00	.000	[a]	(.000)[a]	1.00	.03		.46	.37	.04		2,209
2009	1.00	.017		(.017)	1.00	1.76		.46	.46	1.39		4,058
Administrative Shares
Year Ended January 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.31	.16	.01		979
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.31	.14	.00	[b]	1,103
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.31	.25	.00	[b]	1,091
2010	1.00	.001		(.001)	1.00	.10		.32	.29	.13		829
2009	1.00	.019		(.019)	1.00	1.91		.31	.31	1.54		2,258
Participant Shares
Year Ended January 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.61	.16	.01		287
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.61	.14	.00	[b]	289
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.61	.25	.00	[b]	531
2010	1.00	.000	[a]	(.000)[a]	1.00	.01		.62	.41	.01		339
2009	1.00	.016		(.016)	1.00	1.60		.61	.61	1.24		662
Agency Shares
Year Ended January 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.27	.15	.01		79
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.27	.14	.00	[b]	86
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.28	.25	.00	[b]	130
2010	1.00	.001		(.001)	1.00	.13		.27	.26	.13		73
2009	1.00	.019		(.019)	1.00	1.96		.27	.27	1.58		86

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

The Funds	65

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)						Ratios/Supplemental Data (%)
										Ratio of Net
	Net Asset			Dividends	Net Asset			Ratio of	Ratio of	Investment		Net Assets
	Value	Net		from Net	Value			Total Expenses	Net Expenses	Income to		End of
	Beginning	Investment		Investment	End	Total		to Average	to Average	Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Assets	Net Assets	Net Assets		($ 1,000,000)

Dreyfus Government Prime
Cash Management
Institutional Shares
Year Ended January 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.21	.12	.00	[b]	3,519
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.22	.11	.00	[b]	3,543
2011	1.00	.000	[a]	(.000)[a]	1.00	.01		.22	.20	.01		2,792
2010	1.00	.001		(.001)	1.00	.11		.23	.21	.12		3,147
2009	1.00	.019		(.019)	1.00	1.91		.22	.22	1.64		6,439
Investor Shares
Year Ended January 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.47	.12	.00	[b]	454
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.47	.12	.00	[b]	482
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.47	.22	.00	[b]	557
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.48	.33	.00	[b]	593
2009	1.00	.016		(.016)	1.00	1.66		.47	.47	1.39		1,178
Administrative Shares
Year Ended January 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.32	.12	.00	[b]	568
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.32	.12	.00	[b]	632
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.32	.22	.00	[b]	561
2010	1.00	.000	[a]	(.000)[a]	1.00	.04		.33	.29	.04		497
2009	1.00	.018		(.018)	1.00	1.81		.32	.32	1.54		693
Participant Shares
Year Ended January 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.61	.12	.00	[b]	229
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.61	.13	.00	[b]	226
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.62	.22	.00	[b]	476
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.62	.33	.00	[b]	706
2009	1.00	.015		(.015)	1.00	1.51		.62	.61	1.25		1,346
Agency Shares
Year Ended January 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.27	.12	.00	[b]	37
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.27	.13	.00	[b]	12
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.28	.21	.00	[b]	56
2010	1.00	.001		(.001)	1.00	.06		.29	.26	.06		90
2009	1.00	.018		(.018)	1.00	1.85		.28	.28	1.58		41

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

		Per Share Data ($)						Ratios/Supplemental Data (%)
										Ratio of Net
	Net Asset			Dividends	Net Asset			Ratio of	Ratio of	Investment		Net Assets
	Value	Net		from Net	Value			Total Expenses	Net Assets	Income		End of
	Beginning	Investment		Investment	End	Total		to Average	to Average	to Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Expenses	Net Assets	Net Assets		($ x1,000,000)

Dreyfus Treasury & Agency
Cash Management
Institutional Shares
Year Ended January 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.21	.13	.01		14,499
2012	1.00	.000	[a]	(.000)[a]	1.00	.01		.21	.09	.01		16,547
2011	1.00	.000	[a]	(.000)[a]	1.00	.01		.22	.20	.01		7,944
2010	1.00	.001		(.001)	1.00	.07		.22	.21	.08		12,015
2009	1.00	.013		(.013)	1.00	1.27		.22	.22	1.09		16,461
Investor Shares
Year Ended January 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.46	.13	.01		2,270
2012	1.00	.000	[a]	(.000)[a]	1.00	.01		.46	.09	.01		2,176
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.46	.20	.00	[b]	1,823
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.47	.29	.00	[b]	1,922
2009	1.00	.010		(.010)	1.00	1.04		.47	.45	.86		3,317
Administrative Shares
Year Ended January 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.31	.13	.01		620
2012	1.00	.000	[a]	(.000)[a]	1.00	.01		.31	.09	.01		602
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.31	.20	.00	[b]	422
2010	1.00	.000	[a]	(.000)[a]	1.00	.02		.33	.27	.03		695
2009	1.00	.012		(.012)	1.00	1.17		.31	.31	1.00		1,355
Participant Shares
Year Ended January 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.61	.13	.01		603
2012	1.00	.000	[a]	(.000)[a]	1.00	.01		.61	.09	.01		889
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.61	.20	.00	[b]	418
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.62	.28	.00	[b]	520
2009	1.00	.009		(.009)	1.00	.93		.62	.54	.77		444
Service Shares
Year Ended January 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.71	.12	.01		15
2012	1.00	.000	[a]	(.000)[a]	1.00	.01		.73	.10	.01		32
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.71	.21	.00	[b]	5
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.72	.28	.00	[b]	5
2009	1.00	.009		(.009)	1.00	.86		.71	.66	.65		5
Select Shares
Year Ended January 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		1.01	.13	.01		6
2012	1.00	.000	[a]	(.000)[a]	1.00	.01		1.01	.09	.01		24
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	1.01	.20	.00	[b]	19
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	1.02	.28	.00	[b]	25
2009	1.00	.007		(.007)	1.00	.66		1.01	.87	.44		33
Agency Shares
Year Ended January 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.27	.14	.01		28
2012	1.00	.000	[a]	(.000)[a]	1.00	.01		.27	.10	.01		23
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.27	.20	.00	[b]	38
2010	1.00	.000	[a]	(.000)[a]	1.00	.03		.28	.24	.03		71
2009	1.00	.012		(.012)	1.00	1.21		.27	.27	1.04		63
Premier Shares
Year Ended January 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.52	.14	.01		25
2012	1.00	.000	[a]	(.000)[a]	1.00	.01		.52	.10	.01		31
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.52	.20	.00	[b]	52
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.53	.27	.00	[b]	61
2009	1.00	.010		(.010)	1.00	1.00		.53	.48	.83		35

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

The Funds	67

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)						Ratios/Supplemental Data (%)
										Ratio of Net
	Net Asset			Dividends	Net Asset			Ratio of	Ratio of	Investment		Net Assets
	Value	Net		from Net	Value			Total Expenses	Net Expenses	Income to		End of
	Beginning	Investment		Investment	End	Total		to Average	to Average	Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Assets	Net Assets	Net Assets		($ x1,000,000)

Dreyfus Treasury
Prime Cash Management
Institutional Shares
Year Ended January 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.21	.09	.00	[b]	24,582
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.22	.06	.00	[b]	18,888
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.21	.14	.00	[b]	15,016
2010	1.00	.000	[a]	(.000)[a]	1.00	.02		.22	.19	.03		18,751
2009	1.00	.012		(.012)	1.00	1.24		.22	.22	.78		30,587
Investor Shares
Year Ended January 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.46	.09	.00	[b]	4,067
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.46	.06	.00	[b]	4,150
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.46	.14	.00	[b]	3,215
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.47	.22	.00	[b]	4,222
2009	1.00	.010		(.010)	1.00	1.01		.46	.44	.56		7,522
Administrative Shares
Year Ended January 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.31	.09	.00	[b]	750
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.31	.08	.00	[b]	610
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.31	.14	.00	[b]	1,054
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.32	.21	.00	[b]	1,272
2009	1.00	.011		(.011)	1.00	1.15		.32	.31	.69		2,526
Participant Shares
Year Ended January 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.61	.09	.00	[b]	3,674
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.61	.06	.00	[b]	2,866
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.61	.15	.00	[b]	2,163
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.62	.22	.00	[b]	2,599
2009	1.00	.009		(.009)	1.00	.89		.62	.53	.47		5,437
Agency Shares
Year Ended January 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.27	.08	.00	[b]	24
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.26	.05	.00	[b]	21
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.27	.11	.00	[b]	21
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.28	.19	.01		381
2009	1.00	.012		(.012)	1.00	1.18		.27	.27	.73		409

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

		Per Share Data ($)						Ratios/Supplemental Data (%)
										Ratio of Net
	Net Asset			Dividends	Net Asset			Ratio of	Ratio of	Investment		Net Assets
	Value	Net		from Net	Value			Total Expenses	Net Expenses	Income to		End of
	Beginning	Investment		Investment	End	Total		to Average	to Average	Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Assets	Net Assets	Net Assets		($ x1,000,000)

Dreyfus Municipal
Cash Management Plus
Institutional Shares
Year Ended January 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.24	.23	.01		353
2012	1.00	.000	[a]	(.000)[a]	1.00	.03		.24	.22	.03		346
2011	1.00	.001		(.001)	1.00	.13		.24	.24	.13		363
2010	1.00	.005		(.005)	1.00	.49		.25	.23	.50		360
2009	1.00	.021		(.021)	1.00	2.17		.21	.21	2.14		589
Investor Shares
Year Ended January 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.49	.25	.00	[b]	211
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.49	.25	.00	[b]	257
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.48	.37	.00	[b]	259
2010	1.00	.003		(.003)	1.00	.27		.50	.44	.29		401
2009	1.00	.019		(.019)	1.00	1.91		.46	.46	1.89		293
Administrative Shares
Year Ended January 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.34	.25	.00	[b]	208
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.34	.26	.00	[b]	213
2011	1.00	.000	[a]	(.000)[a]	1.00	.04		.33	.33	.04		377
2010	1.00	.004		(.004)	1.00	.39		.35	.32	.41		582
2009	1.00	.020		(.020)	1.00	2.07		.31	.31	2.04		625
Participant Shares
Year Ended January 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.65	.25	.00	[b]	21
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.64	.25	.00	[b]	25
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.63	.37	.00	[b]	23
2010	1.00	.002		(.002)	1.00	.18		.65	.56	.17		23
2009	1.00	.017		(.017)	1.00	1.76		.61	.61	1.74		61
Agency Shares
Year Ended January 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.30	.25	.00	[b]	—[c]
2012	1.00	.000	[a]	(.000)[a]	1.00	.01		.30	.24	.01		—[c]
2011	1.00	.001		(.001)	1.00	.06		.30	.30	.06		—[c]
2010	1.00	.004		(.004)	1.00	.42		.32	.29	.44		1
2009	1.00	.021		(.021)	1.00	2.10		.27	.27	2.08		—[c]

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Amount represents less than $1 million.

See notes to financial statements.

The Funds	69

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)						Ratios/Supplemental Data (%)
										Ratio of Net
	Net Asset			Dividends	Net Asset			Ratio of	Ratio of	Investment		Net Assets
	Value	Net		from Net	Value			Total Expenses	Net Expenses	Income to		End of
	Beginning	Investment		Investment	End	Total		to Average	to Average	Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Assets	Net Assets	Net Assets		($ 1,000,000)

Dreyfus New York Municipal
Cash Management
Institutional Shares
Year Ended January 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.25	.23	.01		133
2012	1.00	.000	[a]	(.000)[a]	1.00	.03		.24	.21	.04		320
2011	1.00	.001		(.001)	1.00	.13		.24	.24	.12		459
2010	1.00	.004		(.004)	1.00	.45		.25	.23	.44		589
2009	1.00	.020		(.020)	1.00	1.99		.22	.22	1.95		544
Investor Shares
Year Ended January 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.50	.24	.00	[b]	200
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.49	.25	.00	[b]	267
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.48	.36	.00	[b]	299
2010	1.00	.002		(.002)	1.00	.23		.50	.45	.22		282
2009	1.00	.017		(.017)	1.00	1.74		.47	.47	1.70		374
Administrative Shares
Year Ended January 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.35	.25	.00	[b]	10
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.34	.25	.00	[b]	21
2011	1.00	.000	[a]	(.000)[a]	1.00	.03		.34	.33	.03		47
2010	1.00	.004		(.004)	1.00	.35		.35	.33	.34		70
2009	1.00	.019		(.019)	1.00	1.89		.32	.32	1.85		62
Participant Shares
Year Ended January 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.66	.25	.00	[b]	13
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.64	.25	.00	[b]	11
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.64	.36	.00	[b]	22
2010	1.00	.001		(.001)	1.00	.15		.65	.57	.10		12
2009	1.00	.016		(.016)	1.00	1.59		.62	.62	1.55		51

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

		Per Share Data ($)						Ratios/Supplemental Data (%)
										Ratio of Net
	Net Asset			Dividends	Net Asset			Ratio of	Ratio of	Investment		Net Assets
	Value	Net		from Net	Value			Total Expenses	Net Assets	Income to		End of
	Beginning	Investment		Investment	End	Total		to Average	to Average	Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Assets	Net Expenses	Net Assets		($ x1,000,000)

Dreyfus Tax Exempt
Cash Management
Institutional Shares
Year Ended January 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.24	.21	.00	[b]	1,776
2012	1.00	.000	[a]	(.000)[a]	1.00	.03		.24	.20	.03		2,082
2011	1.00	.001		(.001)	1.00	.10		.23	.23	.09		2,831
2010	1.00	.004		(.004)	1.00	.37		.24	.23	.40		3,383
2009	1.00	.021		(.021)	1.00	2.11		.21	.21	2.06		5,191
Investor Shares
Year Ended January 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.47	.21	.00	[b]	443
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.47	.22	.00	[b]	380
2011	1.00	.000	[a]	(.000)[a]	1.00	.01		.47	.32	.00	[b]	344
2010	1.00	.002		(.002)	1.00	.19		.49	.42	.21		354
2009	1.00	.018		(.018)	1.00	1.86		.46	.46	1.81		565
Administrative Shares
Year Ended January 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.32	.21	.00	[b]	66
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.32	.22	.00	[b]	76
2011	1.00	.000	[a]	(.000)[a]	1.00	.02		.32	.31	.01		72
2010	1.00	.003		(.003)	1.00	.28		.34	.32	.31		120
2009	1.00	.020		(.020)	1.00	2.01		.31	.31	1.96		645
Participant Shares
Year Ended January 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.62	.20	.00	[b]	36
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.62	.21	.00	[b]	27
2011	1.00	.000	[a]	(.000)[a]	1.00	.01		.62	.32	.00	[b]	9
2010	1.00	.001		(.001)	1.00	.12		.64	.53	.10		27
2009	1.00	.017		(.017)	1.00	1.70		.61	.61	1.66		134

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

The Funds	71

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)						Ratios/Supplemental Data (%)
										Ratio of Net
	Net Asset			Dividends	Net Asset			Ratio of	Ratio of	Investment		Net Assets
	Value	Net		from Net	Value			Total Expenses	Net Expenses	Income to		End of
	Beginning	Investment		Investment	End	Total		to Average	to Average	Average		Period
	of Period	Income		Income	of Period	Return	(%)	Net Assets	Net Assets	Net Assets		($ x1,000,000)

Dreyfus California AMT-Free
Municipal Cash Management
Institutional Shares
Year Ended January 31,
2013	1.00	.001		(.001)	1.00	.06		.24	.22	.01		198
2012	1.00	.001		(.001)	1.00	.05		.24	.22	.05		174
2011	1.00	.001		(.001)	1.00	.13		.24	.24	.13		135
2010	1.00	.004		(.004)	1.00	.40		.29	.22	.34		139
2009	1.00	.019		(.019)	1.00	1.88		.22	.17	1.93		91
Investor Shares
Year Ended January 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.04		.48	.22	.00	[b]	212
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.50	.27	.00	[b]	203
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.49	.38	.00	[b]	56
2010	1.00	.002		(.002)	1.00	.21		.54	.40	.16		64
2009	1.00	.016		(.016)	1.00	1.63		.47	.42	1.68		24
Administrative Shares
Year Ended January 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.04		.35	.22	.00	[b]	1
2012	1.00	.000	[a]	(.000)[a]	1.00	.01		.35	.27	.01		2
2011	1.00	.000	[a]	(.000)[a]	1.00	.04		.35	.34	.03		14
2010	1.00	.003		(.003)	1.00	.30		.40	.32	.24		4
2009	1.00	.018		(.018)	1.00	1.78		.32	.27	1.83		—[c]
Participant Shares
Year Ended January 31,
2013	1.00	.000	[a]	(.000)[a]	1.00	.04		.63	.22	.00	[b]	34
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.64	.28	.00	[b]	62
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.64	.38	.00	[b]	48
2010	1.00	.001		(.001)	1.00	.13		.69	.50	.06		56
2009	1.00	.015		(.015)	1.00	1.48		.62	.57	1.53		97

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Amount represents less than $1 million.

See notes to financial statements.

				Per Share Data ($)						Ratios/Supplemental Data (%)
					Dividends									Ratio of Net
	Net Asset			Dividends	from Net		Net Asset			Ratio of		Ratio of		Investment		Net Assets
	Value	Net		from Net	Realized		Value			Total Expenses		Net Expenses		Income to		End of
	Beginning	Investment		Investments	Gain on	Total	End	Total		to Average		to Average		Average		Period
	of Period	Income		Income	Investment	Distributions	of Period	Return (%)		Net Assets		Net Assets		Net Assets		($ x1,000,000)

Dreyfus New York
AMT-Free
Municipal Cash
Management
Institutional Shares†
Year Ended
January 31,
2013	1.00	.000	[a]	(.000)[a]	—	(.000)[a]	1.00	.00	[b]	.34		.28		.00	[b]	83
2012	1.00	.000	[a]	(.000)[a]	—	(.000)[a]	1.00	.02		.31		.25		.02		102
2011	1.00	.001		(.001)	—	(.001)	1.00	.14		.31		.23		.14		81
2010	1.00	.005		(.005)	—	(.005)	1.00	.47		.22		.22		.47		110
One Month Ended
January 31,
2009[c]	1.00	.001		(.001)	—	(.001)	1.00	.06	[d]	.24	[e]	.24	[e]	.70	[e]	49
Year Ended
December 31,
2008	1.00	.021		(.021)	(.000)[a]	(.021)	1.00	2.08		.25		.24		2.08		49
Investor Shares†
Year Ended
January 31,
2013	1.00	.000	[a]	(.000)[a]	—	(.000)[a]	1.00	.00	[b]	.59		.27		.00	[b]	37
2012	1.00	.000	[a]	(.000)[a]	—	(.000)[a]	1.00	.00	[b]	.56		.28		.00	[b]	49
2011	1.00	.000	[a]	(.000)[a]	—	(.000)[a]	1.00	.00	[b]	.55		.37		.00	[b]	50
2010	1.00	.003		(.003)	—	(.003)	1.00	.27		.47		.43		.26		74
One Month Ended
January 31,
2009[c]	1.00	.000	[a]	(.000)[a]	—	(.000)[a]	1.00	.04	[d]	.49	[e]	.49	[e]	.45	[e]	102
Year Ended
December 31,
2008	1.00	.018		(.018)	(.000)[a]	(.018)	1.00	1.83		.50		.49		1.80		100
Administrative
Shares
Year Ended
January 31,
2013	1.00	.000	[a]	(.000)[a]	—	(.000)[a]	1.00	.00	[b]	.45		.27		.00	[b]	6
2012	1.00	.000	[a]	(.000)[a]	—	(.000)[a]	1.00	.00	[b]	.42		.28		.00	[b]	13
2011	1.00	.000	[a]	(.000)[a]	—	(.000)[a]	1.00	.05		.40		.33		.04		8
2010	1.00	.004		(.004)	—	(.004)	1.00	.37		.32		.31		.38		8
One Month Ended
January 31,
2009[c]	1.00	.001		(.001)	—	(.001)	1.00	.05	[d]	.34	[e]	.34	[e]	.60	[e]	—[f]
Year Ended
December 31,
2008[g]	1.00	.006		(.006)	—	(.006)	1.00	.62	[e]	.33	[e]	.33	[e]	2.02	[e]	—[f]

The Funds	73

FINANCIAL HIGHLIGHTS (continued)

				Per Share Data ($)						Ratios/Supplemental Data (%)
					Dividends									Ratio of Net
	Net Asset			Dividends	from Net		Net Asset			Ratio of		Ratio of		Investment		Net Assets
	Value	Net		from Net	Realized		Value			Total Expenses		Net Expenses		Income to		End of
	Beginning	Investment		Investments	Gain on	Total	End	Total		to Average		to Average		Average		Period
	of Period	Income		Income	Investment	Distributions	of Period	Return (%)		Net Assets		Net Assets		Net Assets		($ x1,000,000)

Dreyfus New York
AMT-Free
Municipal Cash
Management
(continued)
Classic Shares†
Year Ended
January 31,
2013	1.00	.000	[a]	(.000)[a]	—	(.000)[a]	1.00	.00	[b]	.84		.27		.00	[b]	1
2012	1.00	.000	[a]	(.000)[a]	—	(.000)[a]	1.00	.00	[b]	.81		.29		.00	[b]	—[f]
2011	1.00	.000	[a]	(.000)[a]	—	(.000)[a]	1.00	.00	[b]	.81		.37		.00	[b]	9
2010	1.00	.001		(.001)	—	(.001)	1.00	.13		.72		.59		.10		60
One Month Ended
January 31,
2009[c]	1.00	.000	[a]	(.000)[a]	—	(.000)[a]	1.00	.02	[d]	.74	[e]	.73	[e]	.21	[e]	76
Year Ended
December 31,
2008	1.00	.016		(.016)	(.000)[a]	(.016)	1.00	1.58		.75		.74		1.55		73

† Represents information for the fund’s predecessor, NewYork AMT-Free Municipal Money Fund through September 12, 2008.
a Amount represents less than $.001 per share.
b Amount represents less than .01%.
c The fund has changed its fiscal year end from December 31 to January 31.
[d] Not annualized.
e Annualized.
f Amount represents less than $1 million.
g From September 13, 2008 (commencement of initial offering) to December 31, 2008.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, DreyfusTreasury & Agency Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management (each, a “fund” and collectively, the “funds”) are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “Act”). Each fund, other than Dreyfus New York Municipal Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management is diversified. Dreyfus New York Municipal Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management are non-diversified. Dreyfus Government Cash Management and Dreyfus Government Prime Cash Management are each a separate series of Dreyfus Government Cash Management Funds (the “Company”) and Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management are separate series of Dreyfus Tax Exempt Cash Management Funds (the “Trust”). Each fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity and, in the case of Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management only, which are exempt from federal income tax; in the case of Dreyfus New York Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management, which is exempt from federal, NewYork state and New York city personal income taxes, and in the case of Dreyfus California AMT-Free Municipal Cash Management only, which is exempt from federal and California state personal income taxes. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as each fund’s investment adviser.

Effective September 14, 2012, Agency Shares of Dreyfus New York Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management were terminated. Participant Shares of Dreyfus New York AMT-Free Municipal Cash Management were also terminated, effective September 14, 2012.

As of the close of business on August 25, 2011, pursuant to an Agreement and Plan of Reorganization previously approved by Dreyfus Cash Management’s Board of Trustees (the “Board”), all of the assets, subject to the liabilities, of Dreyfus Cash Management Plus were transferred to Dreyfus Cash Management. Shareholders of Dreyfus Cash Management Plus received Institutional Shares, Investor Shares, Administrative Shares, Participant Shares and Agency Shares of Dreyfus Cash Management, in an amount equal to the aggregate net asset value of their investment in Dreyfus Cash Management Plus at the time of the exchange.The net asset value of Dreyfus Cash Management’s shares at the close of business on August 25, 2011, after the reorganization, was $1.00 per share, and a total of 3,379,940,833 Institutional Shares, 139,359,013 Investor Shares, 373,101,182 Administrative Shares, 172,390,108 Participant Shares and 1,046 Agency Shares representing net assets of $4,064,792,182, were issued to Dreyfus Cash Management Plus shareholders in the exchange.The exchange was a tax-free event to shareholders.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the funds’ shares, which are sold to the public without a sales charge. Each fund offers Institutional Shares, Investor Shares, Administrative Shares, Participant Shares and Agency Shares with the exception of Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management which do not offer Agency Shares. Dreyfus New York AMT-Free Municipal Cash Management also

The Funds	75

NOTES TO FINANCIAL STATEMENTS (continued)

does not offer Participant Shares. In addition, Dreyfus Treasury & Agency Cash Management offers Service Shares, Select Shares and Premier Shares and Dreyfus New York AMT-Free Municipal Cash Management offers Classic Shares. Each share class, except Institutional Shares, is subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered (by service agents receiving Rule 12b-1 fees) to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of January 31, 2013, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held the following shares:

Dreyfus Municipal Cash
Management Plus, Agency Shares	1,036

It is each fund’s policy to maintain a continuous net asset value per share of $1.00; the funds have adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the funds will be able to maintain a stable net asset value per share of $1.00.

The Company and the Trust account separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The funds’ financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of each fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

At January 31, 2013, all of the securities in each fund were considered Level 2 of the fair value hierarchy.

At January 31, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income:

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Cost of investments represents amortized cost.

Dreyfus New York Municipal Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus NewYork AMT-Free Municipal Cash Management follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the funds.

(c) Repurchase Agreements: Dreyfus Cash Management, Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the funds’ agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreements, such securities must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, each fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, each fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(d) Dividends to shareholders: It is the policy of each fund to declare dividends from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management and Dreyfus Treasury Prime Cash Management to continue to qualify as a regulated investment company if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

It is the policy of Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management to continue to qualify as a regulated investment company, which can

The Funds	77

NOTES TO FINANCIAL STATEMENTS (continued)

distribute tax-exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended January 31, 2013, the funds did not have any liabilities for any uncertain tax positions. The funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period, the funds did not incur any interest or penalties.

Each of the tax years in the four-year period ended January 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At January 31, 2013, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

Table 1 summarizes each relevant fund’s accumulated capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to January 31, 2013.

The tax character of distributions paid to shareholders of Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management and Dreyfus Treasury Prime Cash Management during the fiscal periods ended January 31, 2013 and January 31, 2012 were all ordinary income.

Table 2 summarizes the tax character of distributions paid to shareholders of Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management during the fiscal periods ended January 31, 2013 and January 31, 2012.

Table 1—Capital Loss Carryover

			($ x 1,000)
			Post-Enactment
			Short-Term
	2019	($)†	Losses ($)††	Total
Dreyfus Government Cash Management	—		32	32
Dreyfus Government Prime Cash Mangement	—		24	24
Dreyfus Treasury & Agency Cash Management	—		1	1
Dreyfus Treasury Prime Cash Management	—		138	138
Dreyfus Municipal Cash Management Plus	10		—	10
Dreyfus Tax Exempt Cash Management	—		3	3

† If not applied, the carryover expires in the above fiscal year.
†† Post-enactment short-term capital losses that can be carried forward for an unlimited period.

During the period ended January 31, 2013, as a result of permanent book to tax differences, primarily due to dividend reclassification, each relevant fund increased accumulated undistributed investment income-net and decreased accumulated net realized gain (loss) on investments, as summarized in Table 3. Net assets and net asset value per share were not affected by this reclassification.

At January 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to separate management agreements with the Manager, the management fee of each fund is computed at the annual rate of .20% of the value of such fund’s average daily net assets and is payable monthly.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.These undertakings are vol-

Table 2—Tax Character of Distributions Paid

Tax Character of Distributions Paid ($ x 1,000)		2013			2012
			Long-Term			Long-Term
	Tax-Exempt	Ordinary	Capital	Tax-Exempt	Ordinary	Capital
	Income ($)	Income ($)	Gains ($)	Income ($)	Income ($)	Gains ($)
Dreyfus Municipal Cash Management Plus	42	—	—	116	—	—
Dreyfus New York Municipal Cash Management	27	—†	—	152	—	3
Dreyfus Tax Exempt Cash Management	18	—	—	680	—	11
Dreyfus California AMT-Free Municipal Cash Management	24	121	91	97	1	—
Dreyfus New York AMT-Free Municipal Cash Management	1	2	—	16	—†	—

† Amount represents less than $1,000.

Table 3—Reclassification of Components of Net Assets

			Accumulated		Accumulated
			Undistributed		Net Realized
		Investment Income—Net ($)			Gain (Loss) ($)
Dreyfus Cash Management			226,818		(226,818)
Dreyfus Government Cash Management			16,776		(16,776)
Dreyfus Treasury & Agency Cash Management			14,459		(14,459)
Dreyfus New York Municipal Cash Management			97			(97)
Dreyfus California AMT-Free Municipal Cash Management			212,086		(212,086)
Dreyfus New York AMT-Free Municipal Cash Management			1,889		(1,889)

The Funds	79

NOTES TO FINANCIAL STATEMENTS (continued)

untary and not contractual, and may be terminated at any time. Table 4 summarizes the reduction in expenses for each relevant class of shares of each fund pursuant to these undertakings during the period ended January 31, 2013.

(b) Under each fund’s Service Plan adopted pursuant to Rule 12b-1 under the Act, with respect to each fund’s applicable Investor Shares, Administrative Shares, Participant Shares, Service Shares, Select Shares,Agency Shares, Premier Shares and Classic Shares, each fund pays the Distributor for distributing such classes of shares, for advertising and marketing and for providing certain services relating to shareholders of the respective class of shares. These services include answering shareholder inquiries regarding the funds and providing reports and other information and services related to the maintenance of shareholder accounts (“Servicing”). Under the Service Plan, as it pertains to each relevant class, the Distributor may make payments to Service Agents with respect to these services. Generally, the Service Agent may provide holders of Investor Shares, Administrative Shares, Participant Shares, Service Shares, Select Shares, Agency Shares, Premier Shares and Classic Shares a consolidated statement.The Service Agent will generally also provide the holders of Investor Shares, Participant Shares, Service Shares, Select Shares and Premier Shares automated teller check writing privileges and, in the case of Participant Shares, Service Shares, Select Shares and Premier Shares, automated teller machine access, and bill paying serv-ices.The amount paid under the Service Plan for Servicing is intended to be a “service fee” as defined under the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), and at no time will such amount exceed the maximum amount permitted to be paid under

Table 4—Expense Reductions

		Dreyfus	Dreyfus	Dreyfus	Dreyfus
		Government	Government	Treasury &	Treasury
	Dreyfus Cash	Cash	Prime Cash	Agency Cash	Prime Cash
	Management ($)	Management ($)	Management ($)	Management ($)	Management ($)
Institutional Shares	158,936	7,450,009	3,236,994	11,462,643	24,856,103
Investor Shares	5,350,010	4,973,619	1,741,027	7,441,453	15,490,143
Administrative Shares	235,133	1,612,078	1,242,646	1,081,514	1,518,502
Participant Shares	2,487,825	1,044,272	1,018,193	3,626,524	15,849,730
Service Shares	—	—	—	138,810	—
Select Shares	—	—	—	99,907	—
Agency Shares	7,278	344,033	42,459	41,570	32,234
Premier Shares	—	—	—	116,881	—

Table 4. (continued)

	Dreyfus	Dreyfus		Dreyfus	Dreyfus
	Municipal	New York	Dreyfus	California	New York
	Cash	Municipal	Tax Exempt	AMT-Free	AMT-Free
	Management	Cash	Cash	Municipal Cash	Municipal Cash
	Plus ($)	Management ($)	Management ($)	Management ($)	Management ($)
Institutional Shares	35,243	58,690	757,969	40,721	60,238
Investor Shares	567,160	555,178	1,036,188	608,532	129,454
Administrative Shares	190,386	24,356	80,871	3,494	13,155
Participant Shares	94,495	44,916	77,596	175,521	29	[a]
Agency Shares	8	—[b]	—	—[c]	—
Classic Shares	—	—	—	—	23,376

a Effective September 14, 2012, Dreyfus NewYork AMT-Free Municipal Cash Management had terminated its Participant Shares.
b Effective September 14, 2012, Dreyfus NewYork Municipal Cash Management had terminated its Agency Shares.
c Effective September 14, 2012, Dreyfus California AMT-Free Municipal Cash Management had terminated its Agency Shares.

the FINRA Conduct Rules as a service fee.The fees payable under the Service Plan are payable without regard to actual expenses incurred.

Table 5 summarizes the amount each fund was charged pursuant to the Service Plan during the period ended January 31, 2013.

(c) Each fund has adopted a Shareholder Services Plan with respect to their Institutional Shares. Each fund reimburses the Distributor an amount not to exceed an annual rate of

.25% of the value of each fund’s average daily net assets attributable to Institutional Shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the funds, providing reports and other information, and services related to the maintenance of shareholder accounts. Table 6 summarizes the amount each fund’s Institutional Shares were

Table 5—12b-1 Service Plan Fees

	Investor	Administrative	Participant		Service	Select	Agency	Premier	Classic
	Shares ($)	Shares ($)	Shares ($)		Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)
Dreyfus Cash Management	7,990,666	965,311	3,121,279		—	—	120,217	—	—
Dreyfus Government Cash Management	4,179,464	1,078,106	917,533		—	—	172,508	—	—
Dreyfus Government
Prime Cash Management	1,252,381	606,962	822,125		—	—	16,948	—	—
Dreyfus Treasury & Agency
Cash Management	5,755,707	607,673	3,053,034		117,719	90,552	18,977	95,091	—
Dreyfus Treasury
Prime Cash Management	10,301,487	696,590	12,138,292		—	—	9,992	—	—
Dreyfus Municipal Cash Management Plus	576,704	199,030	95,211		—	—	9	—	—
Dreyfus New York
Municipal Cash Management	532,229	23,290	43,932		—	—	—[a]	—	—
Dreyfus Tax Exempt Cash Management	981,445	71,124	72,947		—	—	—	—	—
Dreyfus California AMT-Free
Municipal Cash Management	574,625	2,820	171,547		—	—	—[b]	—	—
Dreyfus New York AMT-Free
Municipal Cash Management	101,482	7,654	25	[c]	—	—	—	—	20,484

a Effective September 14, 2012, Dreyfus NewYork Municipal Cash Management had terminated its Agency Shares.
b Effective September 14, 2012, Dreyfus California AMT-Free Municipal Cash Management had terminated its Agency Shares.
c Effective September 14, 2012, Dreyfus NewYork AMT-Free Municipal Cash Management had terminated its Participant Shares.

Table 6—Shareholder Services Plan Fees

Institutional
Shares ($)
Dreyfus Cash Management	431,037
Dreyfus Government Cash Management	158,081
Dreyfus Government Prime Cash Management	25,474
Dreyfus Treasury & Agency Cash Management	370,736
Dreyfus Treasury Prime Cash Management	620,067
Dreyfus Municipal Cash Management Plus	3,057
Dreyfus New York Municipal Cash Management	8,723
Dreyfus Tax Exempt Cash Management	470,897
Dreyfus California AMT-Free Municipal Cash Management	4,557
Dreyfus New York AMT-Free Municipal Cash Management	319

The Funds	81

NOTES TO FINANCIAL STATEMENTS (continued)

charged pursuant to the Shareholder Services Plan during the period ended January 31, 2013.

The funds have arrangements with the transfer agent and the custodian whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the funds include net earnings credits as expense offsets in the Statements of Operations.

Each fund compensates Dreyfus Transfer, Inc. (“DTI”), a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the funds and, since May 29, 2012, cash management services related to the funds’ subscriptions and redemptions. Table 7 summarizes the amount each fund was charged during the period ended January 31, 2013, pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statements of Operations. Table 9 summarizes the amount each fund was charged during the period ended January 31, 2013 for cash management services which is included in Shareholder servicing costs in the Statements of Operations.These fees were partially offset by earnings credits, also summarized in Table 9.

Each fund compensates The Bank of New York Mellon (“BNY”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for each fund. Table 8 summarizes the amount each fund was charged during the period ended January 31, 2013 pursuant to the custody agreement. These fees were partially offset by earnings credits for each relevant fund, also summarized in Table 8.

Prior to May 29, 2012, each fund compensated BNY under a cash management agreement for performing cash man-

Table 7—Transfer Agency Agreement Fees

	Transfer Agency
	Fees ($)
Dreyfus Cash Management	73,789
Dreyfus Government Cash Management	97,455
Dreyfus Government Prime Cash Management	89,089
Dreyfus Treasury & Agency Cash Management	44,126
Dreyfus Treasury Prime Cash Management	479,067
Dreyfus Municipal Cash Management Plus	2,850
Dreyfus New York Municipal Cash Management	5,972
Dreyfus Tax Exempt Cash Management	8,060
Dreyfus California AMT-Free Municipal Cash Management	1,014
Dreyfus New York AMT-Free Municipal Cash Management	2,162

Table 8—Custody Agreement Fees

	Custody Fees ($)	Earnings Credits ($)
Dreyfus Cash Management	816,101	(9,839)
Dreyfus Government Cash Management	560,108	(33,537)
Dreyfus Government Prime Cash Management	179,037	(521)
Dreyfus Treasury & Agency Cash Management	643,476	(1,570)
Dreyfus Treasury Prime Cash Management	845,680	—
Dreyfus Municipal Cash Management Plus	65,773	—
Dreyfus New York Municipal Cash Management	41,819	—
Dreyfus Tax Exempt Cash Management	121,183	—
Dreyfus California AMT-Free Municipal Cash Management	42,124	—
Dreyfus New York AMT-Free Municipal Cash Management	17,920	—

agement services related to fund subscriptions and redemptions. Table 9 summarizes the amount each fund was charged during the period ended January 31, 2013, pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statements of Operations. These fees were partially offset by earnings credits, also summarized in Table 9.

During the period ended January 31, 2013, each fund was charged $8,828 for services performed by the Chief Compliance Officer and his staff.

Table 10 summarizes the components of “Due to The Dreyfus Corporation and affiliates” in the Statements of Assets and Liabilities for each fund.

Table 9—Cash Management Agreement Fees

DTI Cash Management		DTI Earnings Credits	BNY Cash Management	BNY Earnings Credits
	Fees Charged Since	Received Since	Fees Charged Prior	Received Prior to
	May 29, 2012 ($)	May 29, 2012 ($)	to May 29, 2012 ($)	May 29, 2012 ($)
Dreyfus Cash Management	1,611	(197)	2,998	(124)
Dreyfus Government Cash Management	2,409	(296)	4,323	(178)
Dreyfus Government Prime Cash Management	1,890	(232)	3,384	(137)
Dreyfus Treasury & Agency Cash Management	1,062	(130)	1,947	(80)
Dreyfus Treasury Prime Cash Management	11,831	(1,454)	20,529	(829)
Dreyfus Municipal Cash Management Plus	41	(5)	78	(3)
Dreyfus New York Municipal Cash Management	65	(8)	174	(8)
Dreyfus Tax Exempt Cash Management	138	(17)	290	(12)
Dreyfus California AMT-Free Municipal Cash Management	13	(2)	24	(1)
Dreyfus New York AMT-Free Municipal Cash Management	44	(6)	82	(3)

Table 10—Due to The Dreyfus Corporation and Affiliates

				Chief
				Compliance	Transfer
	Management	Service Plan	Custodian	Officer	Agency	Less Expense
	Fees ($)	Fees ($)	Fees ($)	Fees ($)	Fees ($)	Reimbursement ($)

Dreyfus Cash Management	4,798,314	1,002,076	209,624	4,645	20,146	(981,086)
Dreyfus Government
Cash Management	3,049,633	562,379	119,617	4,645	27,076	(1,702,983)
Dreyfus Government
Prime Cash Management	842,199	245,337	43,520	4,645	22,887	(678,830)
Dreyfus Treasury & Agency
Cash Management	2,987,640	776,011	151,332	4,645	11,923	(2,271,694)
Dreyfus Treasury Prime
Cash Management	5,650,002	2,171,595	210,162	4,645	134,182	(5,676,301)
Dreyfus Municipal
Cash Management Plus	138,825	72,171	17,534	4,645	1,527	(108,152)
Dreyfus New York Municipal
Cash Management	63,002	47,917	9,058	4,645	2,672	(70,515)
Dreyfus Tax Exempt
Cash Management	412,397	111,643	29,248	4,645	4,692	(278,936)
Dreyfus California AMT-Free
Municipal Cash Management	78,089	60,549	11,303	4,645	773	(103,470)
Dreyfus New York AMT-Free
Municipal Cash Management	21,926	9,526	3,930	4,645	867	(21,712)

The Funds	83

NOTES TO FINANCIAL STATEMENTS (continued)

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees are allocated to each fund based on net assets, and each fund pays its Board members an attendance fee of $500 per meeting.

NOTE 3—Beneficial Interest Transactions:

Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest.

NOTE 4—Securities Transactions:

The funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Board members and/or common officers, complies with Rule 17a-7 under the Act. Table 11 summarizes the amounts of purchases and sales of securities engaged in by each relevant fund pursuant to Rule 17a-7 under the Act during the period ended January 31, 2013.

Table 11—Affiliated Portfolio Holdings Transactions

	Purchases ($)	Sales ($)
Dreyfus Municipal Cash Management Plus	722,440,000	792,485,000
Dreyfus New York Municipal Cash Management	328,995,000	475,580,000
Dreyfus Tax Exempt Cash Management	978,434,450	1,563,395,000
Dreyfus California AMT—Free Municipal Cash Management	259,845,000	205,523,000
Dreyfus New York AMT—Free Municipal Cash Management	84,430,000	68,275,000

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Cash Management

Dreyfus Government Cash Management

Dreyfus Government Prime Cash Management

Dreyfus Treasury & Agency Cash Management

Dreyfus Treasury Prime Cash Management

Dreyfus Municipal Cash Management Plus

Dreyfus New York Municipal Cash Management

Dreyfus Tax Exempt Cash Management

Dreyfus California AMT-Free
Municipal Cash Management

Dreyfus New York AMT-Free
Municipal Cash Management

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management (the “Funds”) as of January 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United

States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2013 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at January 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York

March 27, 2013

The Funds	85

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management hereby make the following designations regarding the dividends paid from investment income-net during their fiscal year ended January 31, 2013:

— all the dividends paid from investment income-net are
“exempt-interest dividends” (not generally subject to
regular federal income taxes).

— except $120,851 of Dreyfus California AMT-Free
Municipal Cash Management's exempt-interest div-
idends that is being designated as an ordinary
income distribution and $91,235 that is being desig-
nated as a long-term capital gain distribution for
reporting purposes.

— except $1,889 of Dreyfus New York AMT-Free
Municipal Cash Management's exempt-interest divi-
dends that is being designated as an ordinary income
distribution for reporting purposes.

— except $97 of Dreyfus New York Municipal Cash
Management's exempt-interest dividends that is being
designated as an ordinary income distribution for
reporting purposes.

— for individuals who are residents of New York,
“exempt-interest dividends” paid by Dreyfus New
York Municipal Cash Management and Dreyfus New
York AMT-Free Municipal Cash Management are
also not subject to NewYork state and NewYork city
personal income tax.

— for individuals who are residents of California,
“exempt-interest dividends” paid by Dreyfus California
AMT-Free Municipal Cash Management are also not
subject to California personal income tax.

For state individual income tax purposes, Dreyfus Government Prime Cash Management and DreyfusTreasury Prime Cash Management hereby report the following percentage of ordinary dividends paid during the fiscal year ended January 31, 2013 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for income tax purposes in most states, including New York, California, Connecticut and the District of Columbia:

Dreyfus Government Prime
Cash Management	100%
Dreyfus Treasury Prime
Cash Management	100%

The funds below report the following percentage of ordinary income dividends paid during the fiscal year ended January 31, 2013 as qualifying “interest-related dividends”:

Dreyfus Cash Management	93.68%
Dreyfus Government Cash Management	100%
Dreyfus Government
Prime Cash Management	100%
Dreyfus Treasury & Agency
Cash Management	100%
Dreyfus Treasury Prime
Cash Management	100%

BOARD MEMBERS INFORMATION (Unaudited)

The Funds	87

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009; from April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 69 investment companies (comprised of 145 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since February 1988.

CHARLES CARDONA, Executive Vice President since November 2001.

Vice Chair and a Director of the Manager, Executive Vice President of the Distributor, President of Dreyfus Institutional Services Division, and an officer of 12 other investment companies (comprised of 19 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since February 1981.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. She is 39 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. She is 57 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. He is 61 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since August 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since September 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (70 investment companies, comprised of 172 portfolios). He is 55 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor since October 2011; from March 2010 to September 2011, Global Head, KYC Reviews and Director, UBS Investment Bank; until March 2010,AML Compliance Officer and Senior Vice President, Citi Global Wealth Management. He is an officer of 66 investment companies (comprised of 168 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Distributor since October 2011.

The Funds	89

NOTES

For More Information

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $30,857 in 2012and $31,594 in 2013.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6000 in 2012 and $6,000 in 2013. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2012 and $0 in 2013.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,508 in 2012 and $3,778  in 2013. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2012 and $0 in 2013.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $10,160 in 2012 and $312 in 2013. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $0 in 2012 and $200,000 in 2013.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $24,056,830 in 2012 and $46,989,773 in 2013.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS CASH MANAGEMENT

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	March 25, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	March 25, 2013

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)